METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

BlackRock Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the BlackRock Money Market Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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BlackRock Money Market Portfolio

Investment Objective

The investment objective of the BlackRock Money Market Portfolio (“Money Market Portfolio” or the “Portfolio”) is a high level of current income consistent with preservation of capital. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

BlackRock Advisors, Inc. (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets in a managed portfolio of money market instruments. The Portfolio may invest in the highest quality, short-term money market instruments or in U.S. Government Securities. The Portfolio may invest in commercial paper and asset-backed securities, including those issued in Rule 144A and other private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Portfolio may invest all of its assets in any one type of security.

Investment Selection

The Portfolio invests in short-term U.S. Government securities and corporate and asset-backed securities rated in the highest rating category by any two of Standard & Poor’s, Moody’s, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). U.S. Government Securities include securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Portfolio may also invest in unrated securities, if they are determined by BlackRock to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker’s acceptances and master demand notes.

The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days.

Principal Investment Risks

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100.00 per share, it is possible to lose money by investing in the Portfolio.

Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

A money market fund is a type of mutual fund that invests only in certain types of high quality securities with short maturities. These securities are sometimes referred to as money market instruments.

Commercial paper is a kind of money market instrument issued to raise money for short-term purposes. Commercial paper may be issued by corporations to raise cash for their short-term, day-to-day, operational needs. Asset-backed commercial paper may be issued by intermediate trusts or similar entities that form pools of credit-card receivables or other assets used to back the commercial paper. Corporate or asset-backed commercial paper and other asset-backed securities are traded primarily among institutions.

Asset-backed securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

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BlackRock Money Market Portfolio

•	Poor performance of individual money market instruments held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for money market instruments that are not backed by the full faith and credit of the U.S. Government.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional and national risk.

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BlackRock Money Market Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of the 91-Day Treasury Bill Rate. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“Back Bay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Back Bay Advisors, State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 1.61% for the third quarter of 2000, and the lowest quarterly return was 0.18% for the second quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	2.89%	2.00%	3.66%
Class B*	2.63%	1.75%	3.42%
Class E*	2.74%	1.85%	3.52%
91-Day Treasury Bill Rate	3.46%	2.21%	3.66%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

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BlackRock Money Market Portfolio

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.35%		0.35%		0.35%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.07%		0.07%		0.07%

Total Annual Portfolio Operating Expenses	0.42%		0.67%		0.57%
Fee Waiver(1)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)	0.41%		0.66%		0.56%

(1)	Reflects a contractual Management Fee waiver in effect for the period May 1, 2006 through April 30, 2007. See the Portfolio’s “Portfolio Management” section in this Prospectus for further information about the Management Fee waiver.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$42	$134	$234	$529
Class B	$67	$213	$372	$834
Class E	$57	$182	$317	$713

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BlackRock Money Market Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities.

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 10% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

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BlackRock Money Market Portfolio

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $452 billion of assets

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

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BlackRock Money Market Portfolio

under management as of December 31, 2005. BlackRock, Inc. is a majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). BlackRock and Merrill Lynch & Co., Inc. (“Merrill Lynch”) have reached an agreement to merge Merrill Lynch’s investment management business and BlackRock to create a new company. Merrill Lynch would hold a 49.8% stake and have a 45% voting interest in the new combined company, which would operate under the BlackRock name. PNC would maintain a 34% share in the combined company. The transaction has been approved by the boards of directors of both BlackRock and Merrill Lynch and is expected to close in the third quarter of 2006.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.35% for the first $1 billion of the Portfolio’s average daily net assets, 0.30% for the next $1 billion, and 0.25% for amounts over $2 billion. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.345% for the first $500 million of the Portfolio’s average daily net assets and 0.335% for the next $500 million. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.35% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Money Market Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Money Market Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

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activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Money Market Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made.

Securities Valuation

The entire investment portfolio of the Money Market Portfolio is valued at amortized cost. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take

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into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

The Money Market Portfolio declares its net investment income daily and pays these amounts monthly as a dividend. The Money Market Portfolio does not expect to realize any long-term capital gains, but if it does, these gains will be distributed once a year.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

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In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

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BlackRock Money Market Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Income From Investment Operations
Net investment income	2.85	0.98	0.80	1.41	3.88

Total from investment operations	2.85	0.98	0.80	1.41	3.88

Less Distributions
Distributions from net investment income	(2.85)	(0.98)	(0.80)	(1.41)	(3.88)

Total distributions	(2.85)	(0.98)	(0.80)	(1.41)	(3.88)

Net Asset Value, End of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%)	2.9	1.0	0.8	1.4	4.0
Ratio of operating expenses to average net assets (%)	0.41	0.42	0.40	0.43	0.42
Ratio of net investment income to average net assets (%)	2.83	0.97	0.78	1.40	3.80
Net assets, end of period (000)	$429,019	$469,674	$610,419	$332,151	$277,381

	Class B
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Income From Investment Operations
Net investment income	2.60	0.73	0.55	1.16	1.95

Total from investment operations	2.60	0.73	0.55	1.16	1.95

Less Distributions
Distributions from net investment income	(2.60)	(0.73)	(0.55)	(1.16)	(1.95)

Total distributions	(2.60)	(0.73)	(0.55)	(1.16)	(1.95)

Net Asset Value, End of Period	$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%)	2.6	0.7	0.6	1.2	2.0	(b)
Ratio of operating expenses to average net assets (%)	0.66	0.67	0.65	0.68	0.67	(c)
Ratio of net investment income to average net assets (%)	2.84	0.74	0.65	1.15	1.65	(c)
Net assets, end of period (000)	$273,052	$78,809	$75,083	$57,260	$15,407

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

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BlackRock Money Market Portfolio

	Class E
	Year ended December 31,		April 23, 2003(a) through December 31, 2003
	2005	2004
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.00

Income From Investment Operations
Net investment income	2.70	0.83	0.42

Total from investment operations	2.70	0.83	0.42

Less Distributions
Distributions from net investment income	(2.70)	(0.83)	(0.42)

Total distributions	(2.70)	(0.83)	(0.42)

Net Asset Value, End of Period	$100.00	$100.00	$100.00

Total Return (%)	2.7	0.8	0.4	(b)
Ratio of operating expenses to average net assets (%)	0.56	0.57	0.55	(c)
Ratio of net investment income to average net assets (%)	2.66	0.88	0.58	(c)
Net assets, end of period (000)	$8,569	$11,619	$6,858

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

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METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

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METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Russell 2000 Index Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Russell 2000 Index Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

Russell 2000 Index Portfolio

Investment Objective

The investment objective of the Russell 2000 Index Portfolio (the “Portfolio”) is to equal the return of the Russell 2000 Index. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio tries to mirror the performance of the Russell 2000 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The Russell 2000 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

Principal Investment Strategies

The Russell 2000 Index is composed of approximately 2000 small capitalization companies. As of June 24, 2005, the highest market capitalization of companies in the Russell 2000 Index was $1.8 billion. As of the same date, the average market capitalization of companies in the Russell 2000 Index was approximately $0.67 billion. Metropolitan Life Insurance Company (“Metropolitan Life”), the subadviser to the Portfolio, invests the Portfolio’s assets in a statistically selected sample of the 2000 stocks included in the Russell 2000 Index. The stocks purchased for the Portfolio are chosen by Metropolitan Life to, as a group, reflect the composite performance of the Russell 2000 Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in the Russell 2000 Index. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Principal Index Investing Strategies

In addition to securities of the type contained in the Russell 2000 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the Russell 2000 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the Russell 2000 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the “correlation coefficient.” A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

3

Russell 2000 Index Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. stock market.

•	Potentially rapid price changes (volatility) of equity securities.

•	Poor performance of small capitalization issuers relative to the performance of issuers with large capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

4

Russell 2000 Index Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower.

During the period shown above, the highest quarterly return was 23.01% for the second quarter of 2003, and the lowest quarterly return was –21.44% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (November 1, 1998)
Class A	4.50%	7.59%	8.51%
Class B*	4.30%	7.35%	8.29%
Class E*	4.42%	7.45%	8.39%
Russell 2000 Index	4.55%	8.22%	8.91%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A

Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

5

Russell 2000 Index Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.11%		0.11%		0.11%

Total Annual Portfolio Operating Expenses	0.36%		0.61%		0.51%
Fee Waiver(1)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)	0.35%		0.60%		0.50%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce the Management Fee for each Class of the Portfolio to 0.243%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$36	$115	$201	$455
Class B	$61	$194	$339	$761
Class E	$51	$163	$284	$640

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

6

Russell 2000 Index Portfolio

Index Investing.    Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio’s return being lower than the return of the index.

Futures Contracts

The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

7

Russell 2000 Index Portfolio

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund’s principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2005, Metropolitan Life managed approximately $7.4 billion in assets for the Fund. Metropolitan Life is located at 200 Park Avenue, New York, New York 10166.

Stacey Lituchy is the senior portfolio manager of the Portfolio. Urmil Shah, Norman Hu, and Mirsad Usejnoski are the assistant portfolio managers of the Portfolio.

Ms. Lituchy oversees the management of the Portfolio and is a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she managed the pension plan of the Bristol-Myers-Squibb Company.

Mr. Shah is an assistant portfolio manager and the portfolio administration manager for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He is responsible for assisting in all aspects of portfolio management for the Portfolio and has oversight responsibilities for the portfolio administrative staff, daily operations, data integrity and portfolio systems administration. Prior to joining Metropolitan Life in 2001, he was a portfolio management assistant on equity index funds for the Bank of New York.

8

Russell 2000 Index Portfolio

Mr. Hu is an assistant portfolio manager and trader for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski is an assistant portfolio manager and trader for the Portfolio and an Associate in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio’s average daily net assets. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.243%. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Russell 2000 Index Information

Frank Russell Company (the “index sponsor”) sponsors the Russell 2000 Index. The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The Russell 2000 Index and its associated trademarks and service marks are the exclusive property of the index sponsor. The SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life and the Fund. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

9

Russell 2000 Index Portfolio

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

10

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

11

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

12

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to

13

calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

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Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

15

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

16

Russell 2000 Index Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.01	$11.95	$8.25	$10.43	$10.37

Income From Investment Operations
Net investment income	0.14	0.12	0.08	0.08	0.10
Net realized and unrealized gain (loss) of investments	0.40	2.00	3.69	(2.20)	(0.01)

Total from investment operations	0.54	2.12	3.77	(2.12)	0.09

Less Distributions
Distributions from net investment income	(0.11)	(0.06)	(0.07)	(0.05)	(0.03)
Distributions from net realized capital gains	(0.52)	0.00	0.00	(0.01)	0.00

Total distributions	(0.63)	(0.06)	(0.07)	(0.06)	(0.03)

Net Asset Value, End of Period	$13.92	$14.01	$11.95	$8.25	$10.43

Total Return (%)	4.5	17.8	46.1	(20.5)	0.9
Ratio of operating expenses to average net assets (%)	0.35	0.37	0.47	0.49	0.55
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.36	—	—	—	0.56
Ratio of net investment income to average net assets (%)	1.10	0.97	0.89	0.99	1.03
Portfolio turnover rate (%)	39	39	42	53	47
Net assets, end of period (000)	$266,467	$254,898	$216,744	$131,184	$141,958

	Class B
	Year ended December 31,				January 2, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.82	$11.80	$8.16	$10.33	$9.84

Income From Investment Operations
Net investment income	0.10	0.08	0.05	0.05	0.06
Net realized and unrealized gain (loss) of investments	0.41	1.98	3.65	(2.17)	0.46

Total from investment operations	0.51	2.06	3.70	(2.12)	0.52

Less Distributions
Distributions from net investment income	(0.08)	(0.04)	(0.06)	(0.04)	(0.03)
Distributions from net realized capital gains	(0.52)	0.00	0.00	(0.01)	0.00

Total distributions	(0.60)	(0.04)	(0.06)	(0.05)	(0.03)

Net Asset Value, End of Period	$13.73	$13.82	$11.80	$8.16	$10.33

Total Return (%)	4.3	17.4	45.7	(20.6)	5.3	(b)
Ratio of operating expenses to average net assets (%)	0.60	0.62	0.72	0.74	0.80	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.61	—	—	—	0.81	(c)
Ratio of net investment income to average net assets (%)	0.87	0.77	0.64	0.79	0.83	(c)
Portfolio turnover rate (%)	39	39	42	53	47
Net assets, end of period (000)	$108,689	$76,322	$39,911	$13,267	$7,292

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

17

Russell 2000 Index Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.95	$11.92	$8.23	$10.42	$10.46

Income From Investment Operations
Net investment income	0.13	0.09	0.07	0.07	0.01
Net realized and unrealized gain (loss) of investments	0.40	1.99	3.69	(2.20)	(0.05)

Total from investment operations	0.53	2.08	3.76	(2.13)	(0.04)

Less Distributions
Distributions from net investment income	(0.09)	(0.05)	(0.07)	(0.05)	0.00
Distributions from net realized capital gains	(0.52)	0.00	0.00	(0.01)	0.00

Total distributions	(0.61)	(0.05)	(0.07)	(0.06)	0.00

Net Asset Value, End of Period	$13.87	$13.95	$11.92	$8.23	$10.42

Total Return (%)	4.4	17.5	46.0	(20.6)	(0.4	)(b)
Ratio of operating expenses to average net assets (%)	0.50	0.52	0.62	0.64	0.70	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.51	—	—	—	0.71	(c)
Ratio of net investment income to average net assets (%)	0.95	0.82	0.74	1.08	1.58	(c)
Portfolio turnover rate (%)	39	39	42	53	47
Net assets, end of period (000)	$49,489	$51,061	$38,059	$6,259	$8

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

18

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

19

METROPOLITAN SERIES FUND, INC.

Class A, Class B, Class D and Class E

BlackRock Aggressive Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the BlackRock Aggressive Growth Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

BlackRock Aggressive Growth Portfolio

Investment Objective

The investment objective of the BlackRock Aggressive Growth Portfolio (the “Portfolio”) is maximum capital appreciation. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

BlackRock Advisors, Inc. (“BlackRock”), subadviser to the Portfolio, invests, under normal market conditions, at least 65% of the Portfolio’s total assets in equity securities of medium size companies. For these purposes, equity securities may include common and preferred stocks, convertible securities and warrants. BlackRock generally expects that most investments will be in companies with market capitalizations within the range of the market capitalizations of companies in the Russell Midcap Growth Index (composed of growth stocks in the Russell Midcap Index), the S&P MidCap 400 Index or a similar index. As of June 24, 2005, the market capitalizations of companies in the Russell Midcap Index ranged from $1.8 billion to $13.7 billion. As of the same date, the median market capitalization of companies in the Russell Midcap Index was $3.6 billion. As of February 28, 2006, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $0.4 billion to $15.9 billion; however, 99% of the companies in the index had market capitalizations above 1.0 billion. The median market capitalization of companies in the S&P MidCap 400 Index as of February 28, 2006 was $2.6 billion.

The Portfolio reserves the flexibility to also invest up to 35% of the Portfolio’s total assets in other securities across the full spectrum from small to large capitalization issuers. Other securities may also include other types of equity securities, as well as U.S. government securities and corporate bonds rated investment grade at the time of purchase and their unrated equivalents. BlackRock may adjust the composition of the Portfolio as market conditions and economic outlooks change. The Portfolio may invest in foreign securities subject to the limitations set out under “More About Investment Strategies and Risks—Foreign Securities.”

Stock Selection

In selecting stocks, BlackRock takes a growth approach, searching primarily for companies whose earnings appear to be growing at a faster rate than the earnings of an average company. BlackRock generally attempts to identify the industries that over the long term will grow faster than the economy as a whole. BlackRock looks for companies within those industries that appear to have the potential to sustain earnings growth, or companies within industries experiencing increasing demand.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

3

BlackRock Aggressive Growth Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of mid cap stocks, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

4

BlackRock Aggressive Growth Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of both State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 33.85% for the fourth quarter of 1999, and the lowest quarterly return was –25.40% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	10.70%	-0.88%	4.41%
Class B*	10.43%	-1.13%	4.15%
Class D**	10.60%	-0.78%	4.30%
Class E*	10.54%	-1.03%	4.25%
Russell Midcap Growth Index	12.10%	1.38%	9.27%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.
**	Performance information shown is the performance of the Class A shares adjusted to reflect the 0.10% 12b-1 fee of the Class D shares.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class D	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A	N/A

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BlackRock Aggressive Growth Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class D	Class E
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.10%	0.15%
Other Expenses(1)	0.06%	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses(1)	0.79%	1.04%	0.89%	0.94%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.77% for Class A shares, 1.02% for Class B shares, 0.87% for Class D shares and 0.92% for Class E shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$81	$252	$439	$978
Class B	$106	$331	$574	$1,271
Class D	$91	$284	$493	$1,096
Class E	$96	$300	$520	$1,155

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BlackRock Aggressive Growth Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization.    The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks. As a fundamental policy, the Portfolio limits investment in securities of foreign issuers (excluding ADRs) up to 10% of total assets, except that 25% may be invested in securities issued, assumed or guaranteed by foreign governments or their instrumentalities, assumed or guaranteed by domestic issuers or issued, assumed or guaranteed by foreign issuers with a class of securities listed on the New York Stock Exchange. Combined with the above limits on foreign securities, the Portfolio may invest up to 35% of its assets in American Depositary Receipts (“ADRs”).

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or

7

BlackRock Aggressive Growth Portfolio

similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. BlackRock may use certain techniques, such as forward contracts, to manage these risks. However, BlackRock cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

8

BlackRock Aggressive Growth Portfolio

When-issued Securities.    The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Initial Public Offerings.    The Portfolio’s investments in initial public offerings (“IPOs”) can have a significant positive impact on performance because of large gains in initial trading. This impact on performance will be greater when the Portfolio’s asset base is smaller, and thus will decline as the Portfolio’s assets grow. Because the availability and performance of IPOs are dependent on a number of factors, there can be no assurance that this positive impact on performance can be sustained in the future.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

9

BlackRock Aggressive Growth Portfolio

that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

10

BlackRock Aggressive Growth Portfolio

information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $452 billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). BlackRock and Merrill Lynch & Co., Inc. (“Merrill Lynch”) have reached an agreement to merge Merrill Lynch’s investment management business and BlackRock to create a new company. Merrill Lynch would hold a 49.8% stake and have a 45% voting interest in the new combined company, which would operate under the BlackRock name. PNC would maintain a 34% share in the combined company. The transaction has been approved by the boards of directors of both BlackRock and Merrill Lynch and is expected to close in the third quarter of 2006.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Eileen M. Leary, CFA, Managing Director, Anne Truesdale, CFA, Vice President, and Neil Wagner, Managing Director. Mses. Leary and Truesdale joined BlackRock’s Small and Mid-Cap Growth Equity Team in 2005 following the merger between BlackRock and State Street Research, the Portfolio’s former subadviser. From 2002 until she joined BlackRock, Ms. Leary was a Portfolio Manager at State Street Research and was responsible for the day-to-day management of the Portfolio. She joined State Street Research in 1989 and has been an investment professional since 1993.

From 2002 until she joined BlackRock, Ms. Truesdale was a member of the mid-cap growth equity team at State Street Research, where she was an equity analyst focusing on mid-cap growth companies in the technology, media, gaming, financial and services sectors. Prior to 2002, she was part of State Street Research’s central research team.

Mr. Wagner, who co-heads BlackRock’s ten-person Small and Mid-Cap Growth Equity Team with Ms. Leary, joined BlackRock in April 2002 and became a Managing Director in January 2004. Mr. Wagner was a research analyst focusing on small and mid cap equities at Massachusetts Financial Services from 1998 to 2000 and was a portfolio manager there from 2000 to 2002. He was a senior equity research analyst at DFS Advisors LLC from 1997 to 1998.

11

BlackRock Aggressive Growth Portfolio

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.75% for the first $500 million of the Portfolio’s average daily net assets, 0.70% for the next $500 million, and 0.65% for amounts over $1 billion. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.73% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

12

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

14

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

15

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

16

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

17

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

18

BlackRock Aggressive Growth Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.28	$17.95	$12.75	$17.88	$31.59

Income From Investment Operations
Net investment loss	(0.07)	(0.07)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss) of investments	2.24	2.40	5.26	(5.10)	(6.73)

Total from investment operations	2.17	2.33	5.20	(5.13)	(6.75)

Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(6.95)

Total distributions	0.00	0.00	0.00	0.00	(6.96)

Net Asset Value, End of Period	$22.45	$20.28	$17.95	$12.75	$17.88

Total Return (%)	10.7	13.0	40.8	(28.7)	(23.8)
Ratio of operating expenses to average net assets before expense reductions (%)	0.79	0.79	0.81	0.79	0.77
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.77	0.78	0.79	0.77	0.76
Ratio of net investment loss to average net assets (%)	(0.33)	(0.38)	(0.38)	(0.18)	(0.11)
Portfolio turnover rate (%)	71	95	98	134	150
Net assets, end of period (000)	$938,550	$954,736	$926,897	$687,325	$1,069,246

	Class B
	Year ended December 31, 2005	April 26, 2004(a) through December 31, 2004

Net Asset Value, Beginning of Period	$19.46	$18.12

Income From Investment Operations
Net investment income (loss)	(0.08)	(0.03)
Net realized and unrealized gain of investments	2.11	1.37

Total from investment operations	2.03	1.34

Net Asset Value, End of Period	$21.49	$19.46

Total Return (%)	10.4	7.4	(b)
Ratio of operating expenses to average net assets before expense reductions (%)	1.04	1.04	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	1.01	1.03	(c)
Ratio of net investment loss to average net assets (%)	(0.56)	(0.56	)(c)
Portfolio turnover rate (%)	71	95
Net assets, end of period (000)	$11,761	$4,165

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

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BlackRock Aggressive Growth Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.20	$17.90	$12.74	$17.88	$20.66

Income From Investment Operations
Net investment loss	(0.11)	(0.09)	(0.04)	(0.01)	(0.02)
Net realized and unrealized gain (loss) of investments	2.24	2.39	5.20	(5.13)	(2.76)

Total from investment operations	2.13	2.30	5.16	(5.14)	(2.78)

Net Asset Value, End of Period	$22.33	$20.20	$17.90	$12.74	$17.88

Total Return (%)	10.5	12.8	40.6	(28.8)	(13.4	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.94	0.94	0.96	0.94	0.92	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.92	0.93	0.94	0.92	0.91	(c)
Ratio of net investment loss to average net assets (%)	(0.48)	(0.52)	(0.52)	(0.24)	(0.12	)(c)
Portfolio turnover rate (%)	71	95	98	134	150
Net assets, end of period (000)	$17,653	$17,893	$11,286	$1,361	$0.1

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

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METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

21

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

BlackRock Bond Income Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the BlackRock Bond Income Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

BlackRock Bond Income Portfolio

Investment Objective

The investment objective of the BlackRock Bond Income Portfolio (the “Portfolio”) is a competitive total return primarily from investing in fixed-income securities. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

BlackRock Advisors, Inc. (“BlackRock”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in fixed-income securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio may invest in investment grade fixed-income securities, obligations of the U.S. Treasury or any U.S. government agency (“U.S. Government Securities”), mortgage-backed and asset-backed securities, corporate debt securities of U.S. and foreign issuers, and cash equivalents. The Portfolio may also invest in securities through Rule 144A and other private placement transactions.

The Portfolio may invest up to 20% of its total assets in high yield securities and up to 20% of its total assets in foreign securities (including up to 10% in emerging markets), provided that the Portfolio may not invest more than 30% of its total assets in high yield securities and foreign securities (including emerging markets) combined.

In addition to bonds, the Portfolio’s high yield securities may include convertible bonds, convertible preferred stocks, and warrants and other securities attached to bonds or other fixed-income securities.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as ‘‘investment grade.”

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Asset-backed securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Fixed-income securities that are below investment grade quality are referred to as high yield securities (commonly known as “junk bonds”). High yield securities are typically riskier than investment grade securities.

BlackRock Bond Income Portfolio

The Portfolio may use futures contracts, options, swaps and other derivatives to attempt to reduce the interest rate or currency risk of the Portfolio or to adjust the Portfolio’s duration.

The Portfolio may also invest in payment-in-kind securities, structured securities, when-issued securities, and zero coupon bonds.

Investment Selection

BlackRock establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. BlackRock also allocates the Portfolio’s investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortgage-backed or asset-backed securities, and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. BlackRock also decides how the Portfolio’s portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed-income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, BlackRock relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities.

Although the Portfolio does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure.

BlackRock monitors and adjusts the Portfolio’s investments to try to maintain a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index. As of December 31, 2005, the duration of this index was 4.5 years.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

•	Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities not backed by the full faith and credit of the U.S. Government.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index, currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

BlackRock Bond Income Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“BackBay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Back Bay Advisors, State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 4.14% for the second quarter of 1997, and the lowest quarterly return was –2.69% for the second quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	2.41%	5.97%	6.17%
Class B*	2.15%	5.71%	5.92%
Class E*	2.25%	5.81%	6.02%
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

BlackRock Bond Income Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.47%	0.72%	0.62%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$48	$151	$263	$591
Class B	$74	$230	$401	$894
Class E	$63	$199	$346	$774

BlackRock Bond Income Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

BlackRock Bond Income Portfolio

securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. BlackRock may use certain techniques, such as forward contracts or futures contracts, to manage these risks. Although BlackRock does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of the Portfolio’s foreign currency exposure. However, BlackRock cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Other Risks

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

BlackRock Bond Income Portfolio

Payment-in-Kind (PIK) Securities.    The Portfolio may invest in payment-in-kind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

Structured Securities.    The Portfolio may invest in structured securities, which are securities issued by an entity holding underlying instruments producing cash flows. The cash flows of the underlying instruments may be apportioned among classes of structured securities to create securities with different investment characteristics. Other types of structured securities may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments.

When-issued Securities.    The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Collateralized Mortgage Obligations (CMOs).    The Portfolio may invest in CMOs, which are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities.

Zero (or Step) Coupons.    The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is

BlackRock Bond Income Portfolio

purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Portfolio to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Warrants.    The Portfolio may invest in warrants and other equity securities attached to high yield bonds and other fixed-income securities. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities, but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying equity security.

New Securities.    The Portfolio may invest in newly developed types of securities and related instruments that have characteristics similar to other fixed-income investments, are being traded through the institutional trading desks of broker-dealers and asset managers, and have attributes and risk profiles consistent with the Portfolio’s objective and strategies.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed

BlackRock Bond Income Portfolio

security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

BlackRock Bond Income Portfolio

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $452 billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). BlackRock and Merrill Lynch & Co., Inc. (“Merrill Lynch”) have reached an agreement to merge Merrill Lynch’s investment management business and BlackRock to create a new company. Merrill Lynch would hold a 49.8% stake and have a 45% voting interest in the new combined company, which would operate under the BlackRock name. PNC would maintain a 34% share in the combined company. The transaction has been approved by the boards of directors of both BlackRock and Merrill Lynch and is expected to close in the third quarter of 2006.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Keith Anderson and Scott Amero. Messrs. Anderson and Amero lead BlackRock’s Fixed Income Team. The Fixed Income Team consists of 54 portfolio managers, including eight lead sector specialists in the major fixed-income sectors, as well as 30 credit research analysts and over 311 quantitative research analysts. The Fixed Income Team uses an approach that leverages the individual expertise of the team members. As part of the portfolio management process, the Fixed Income Team utilizes BlackRock’s risk management analytics to regularly evaluate the composition of the Portfolio.

Mr. Anderson, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock, since 1988. Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

BlackRock Bond Income Portfolio

Mr. Amero, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc. since 1990. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.40% for the first $1 billion of the Portfolio’s average daily net assets, 0.35% for the next $1 billion, 0.30% for the next $1 billion and 0.25% for amounts over $3 billion. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.40% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

BlackRock Bond Income Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$113.72	$115.62	$112.74	$109.33	$109.66

Income From Investment Operations
Net investment income	4.69	4.44	4.55	5.30	5.92
Net realized and unrealized gain (loss) of investments	(2.06)	0.41	1.93	3.57	3.20

Total from investment operations	2.63	4.85	6.48	8.87	9.12

Less Distributions
Distributions from net investment income	(4.55)	(4.76)	(3.60)	(5.46)	(9.45)
Distributions from net realized capital gains	(1.32)	(1.99)	0.00	0.00	0.00

Total distributions	(5.87)	(6.75)	(3.60)	(5.46)	(9.45)

Net Asset Value, End of Period	$110.48	$113.72	$115.62	$112.74	$109.33

Total Return (%)	2.4	4.4	5.9	8.5	8.8
Ratio of operating expenses to average net assets (%)	0.47	0.46	0.47	0.51	0.49
Ratio of net investment income to average net assets (%)	3.96	3.57	3.69	4.53	5.99
Portfolio turnover rate (%)	890	458	428	356	271
Net assets, end of period (000)	$763,205	$814,560	$881,513	$939,369	$349,417

	Class B
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$112.47	$114.51	$111.84	$108.70	$103.37

Income From Investment Operations
Net investment income	4.06	3.78	3.57	5.41	0.84
Net realized and unrealized gain (loss) of investments	(1.72)	0.73	2.58	3.11	4.49

Total from investment operations	2.34	4.51	6.15	8.52	5.33

Less Distributions
Distributions from net investment income	(4.29)	(4.56)	(3.48)	(5.38)	0.00
Distributions from net realized capital gains	(1.32)	(1.99)	0.00	0.00	0.00

Total distributions	(5.61)	(6.55)	(3.48)	(5.38)	0.00

Net Asset Value, End of Period	$109.20	$112.47	$114.51	$111.84	$108.70

Total Return (%)	2.2	4.2	5.6	8.2	5.2	(b)
Ratio of operating expenses to average net assets (%)	0.72	0.71	0.72	0.76	0.74	(c)
Ratio of net investment income to average net assets (%)	3.73	3.35	3.40	4.28	5.07	(c)
Portfolio turnover rate (%)	890	458	428	356	271
Net assets, end of period (000)	$235,057	$143,107	$91,135	$47,690	$7,931

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

BlackRock Bond Income Portfolio

	Class E
	Year ended December 31,			April 23, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$112.97	$114.98	$112.26	$105.14

Income From Investment Operations
Net investment income	4.34	3.52	3.19	1.70
Net realized and unrealized gain (loss) of investments	(1.89)	1.12	3.09	5.42

Total from investment operations	2.45	4.64	6.28	7.12

Less Distributions
Distributions from net investment income	(4.37)	(4.66)	(3.56)	0.00
Distributions from net realized capital gains	(1.32)	(1.99)	0.00	0.00
Total distributions	(5.69)	(6.65)	(3.56)	0.00

Net Asset Value, End of Period	$109.73	$112.97	$114.98	$112.26

Total Return (%)	2.3	4.3	5.7	6.8	(b)
Ratio of operating expenses to average net assets (%)	0.62	0.61	0.62	0.66	(c)
Ratio of net investment income to average net assets (%)	3.81	3.44	3.48	4.25	(c)
Portfolio turnover rate (%)	890	458	428	356
Net assets, end of period (000)	$64,396	$65,275	$45,534	$18,318

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Capital Guardian U.S. Equity Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Capital Guardian U.S. Equity Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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Capital Guardian U.S. Equity Portfolio

Investment Objective

The investment objective of the Capital Guardian U.S. Equity Portfolio (the “Portfolio”) is long-term growth of capital. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

Capital Guardian Trust Company (“Capital Guardian”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in equity securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. For the purposes of this 80% minimum, “equity securities” are defined as securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase. The Portfolio may also invest in fixed-income securities convertible into equity securities. The Portfolio may invest up to 15% of its total assets in foreign securities, including securities of issuers in emerging markets. For the purpose of this limit, Capital Guardian may define “foreign securities” based on factors such as the place of listing and the location of the issuer’s incorporation and headquarters. “Foreign securities” also includes American Depositary Receipts (“ADRs”). The Portfolio may have exposure to foreign currencies through its investments in foreign securities.

Stock Selection

In selecting stocks for the Portfolio, Capital Guardian focuses primarily on the potential for capital appreciation. Capital Guardian seeks for the Portfolio companies with asset values it believes are understated, strong balance sheets, and stock prices it does not consider excessive relative to book value.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

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Capital Guardian U.S. Equity Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 19.35% for the second quarter of 2003, and the lowest quarterly return was –3.25% for the third quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Life of the Portfolio (May 1, 2002)
Class A	5.78%	6.45%
Class B	5.50%	6.21%
Class E*	N/A	N/A
S&P 500 Index	4.91%	5.99%

*	No Class E shares of this Portfolio were outstanding as of December 31, 2005.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

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Capital Guardian U.S. Equity Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses	0.73%	0.98%	0.88%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$75	$233	$406	$906
Class B	$100	$312	$542	$1,201
Class E	$90	$281	$488	$1,084

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of a value stock may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. The Portfolio may not perform as well as a fund that invests in only value or growth stocks.

Real Estate Investment Trusts (REITs).    One category of equity securities in which the Portfolio invests is REITs. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs

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Capital Guardian U.S. Equity Portfolio

have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, and equity REITs are also subject to market risk.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Rule 144A Securities.    The Portfolio may invest in Rule 144A securities. Since trading in these securities is limited to certain qualified institutional buyers, such securities may be illiquid, that is difficult to sell at a desired time and price, due to a limited market. A Rule 144A security is treated as illiquid unless Capital Guardian determines, under guidelines established by the Fund’s directors, that it is liquid.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Capital Guardian may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Capital Guardian cannot assure that these techniques will be effective.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a security, the value of which is based on (derived from) the movement of an underlying instrument. This instrument could be the price of another security or other asset or an interest rate, among other things.

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Capital Guardian U.S. Equity Portfolio

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Forward Contracts and Futures Contracts

The Portfolio may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

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Capital Guardian U.S. Equity Portfolio

downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is a wholly-owned subsidiary of The Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968. As of December 31, 2005, Capital Guardian managed approximately $157.3 billion in assets. Capital Guardian is located at 333 South Hope Street, Los Angeles, California 90071.

Capital Guardian uses a multiple portfolio manager system under which the Portfolio is divided into several segments. Each segment

8

Capital Guardian U.S. Equity Portfolio

is individually managed with the portfolio manager free to decide on company and industry selections as well as valuation and transaction assessment, within the limits provided by the Portfolio’s objectives and policies and by Capital Guardian’s investment committee. An additional portion of the Portfolio is managed by a group of investment research analysts.

The individual portfolio managers of each segment of the Portfolio, other than that managed by the group of research analysts, are as follows:

Michael Ericksen is a Senior Vice President and portfolio manager for Capital Guardian and a Senior Vice President and Director for Capital International Limited. He joined the Capital Guardian organization in 1987.

David Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969.

Theodore Samuels is a Senior Vice President and a Director for Capital Guardian, as well as a Director of Capital International Research, Inc. He joined the Capital Guardian organization in 1981.

Eugene Stein is an Executive Vice President, a Director and Chairman of Capital Guardian, as well as Chairman of Capital Guardian’s Investment Committee. He joined the Capital Guardian organization in 1972.

Terry Berkemeier is a Vice President of Capital International Research, Inc. with U.S. equity portfolio management responsibility in Capital Guardian Trust Company and research responsibilities for the global metals and mining industries. He joined the Capital Guardian organization in 1992.

Alan J. Wilson is a Vice President of Capital International Research, Inc. and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

Karen Miller is a Senior Vice President and Director of Capital International Research, Inc. She joined the Capital Guardian organization in 1990.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% for the first $200 million of the Portfolio’s average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.67% of the Portfolio’s average daily net assets.

9

Capital Guardian U.S. Equity Portfolio

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

10

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

11

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

12

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

13

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

14

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

15

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

16

Capital Guardian U.S. Equity Portfolio

	Class A
	Year ended December 31,				May 1, 2002(a) through December 31, 2002
	2005		2004	2003
Net Asset Value, Beginning of Period	$11.66		$10.81	$7.90	$10.00

Income from Investment Operations
Net investment income	0.09		0.09	0.07	0.05
Net realized and unrealized gain (loss) of investments	0.58		0.91	2.89	(2.15)

Total from investment operations	0.67		1.00	2.96	(2.10)

Less Distributions
Distributions from net investment income	(0.00	)(e)	(0.15)	(0.05)	0.00

Total distributions	0.00		(0.15)	(0.05)	0.00

Net Asset Value, End of Period	$12.33		$11.66	$10.81	$7.90

Total Return (%)	5.8		9.3	37.7	(21.0	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.73		0.75	0.76	0.74	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.73		0.74	0.74	0.60	(c)
Ratio of net investment income to average net assets (%)	0.73		0.77	0.65	0.88	(c)
Portfolio turnover rate (%)	29		45	27	30	(c)
Net assets, end of period (000)	$426,968		$455,938	$351,867	$309,078

	Class B
	Year ended December 31,			May 1, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$11.63	$10.78	$7.89	$10.00

Income from Investment Operations
Net investment income	0.06	0.07	0.04	0.02
Net realized and unrealized gain (loss) of investments	0.58	0.90	2.90	(2.13)

Total from investment operations	0.64	0.97	2.94	(2.11)

Less Distributions
Distributions from net investment income	0.00	(0.12)	(0.05)	0.00

Total distributions	0.00	(0.12)	(0.05)	0.00

Net Asset Value, End of Period	$12.27	$11.63	$10.78	$7.89

Total Return (%)	5.5	9.0	37.4	(21.1	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.98	1.00	1.01	0.99	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.98	0.99	0.99	0.85	(c)
Ratio of net investment income to average net assets (%)	0.48	0.56	0.39	0.63	(c)
Portfolio turnover rate (%)	29	45	27	30	(c)
Net assets, end of period (000)	$89,728	$68,440	$28,420	$9,157

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.
(e)	Distributions for the period were less than $0.01.

17

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

18

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

FI Large Cap Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the FI Large Cap Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

FI Large Cap Portfolio

Investment Objective

The investment objective of the FI Large Cap Portfolio (the “Portfolio”) is long-term growth of capital. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

Fidelity Management & Research Company (“FMR”), subadviser to the Portfolio, normally invests at least 80% of the Portfolio’s assets in securities of companies with large market capitalizations. You will receive 60 days’ prior notice if this 80% minimum is going to change. FMR normally invests the Portfolio’s assets primarily in common stocks. Although a universal definition of large market capitalization companies does not exist, for purposes of the Portfolio, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index or the Russell 1000 Index. As of February 28, 2006, the market capitalizations of companies in the S&P 500 Index ranged from $0.27 billion to $369 billion; however, 95% of the companies in the index had capitalizations above $2.9 billion. The median market capitalization of companies in the S&P 500 Index as of February 28, 2006 was $11.3 billion. As of June 24, 2005, the Russell 1000 Index included companies with market capitalizations of $1.8 billion and above. A company’s market capitalization may be based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Investment Selection

FMR invests the Portfolio’s assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR uses the Russell 1000 Growth Index as a guide in structuring the Portfolio and selecting its investments. FMR considers the Portfolio’s security, industry and market capitalization weightings relative to the index.

3

FI Large Cap Portfolio

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Investment Risks

Investing in the Portfolio involves risk. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large cap stocks, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

4

FI Large Cap Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. The performance information set forth below relates to the Portfolio’s predecessor fund, the Large Cap Portfolio (the “FI Large Cap Predecessor Fund”), which was a series of The Travelers Series Trust. The Portfolio succeeded to the operations of the FI Large Cap Predecessor Fund on May 1, 2006, and MetLife Advisers became adviser to the Portfolio on such date as part of such succession. Travelers Asset Management International Company LLC (“TAMIC”) was the investment adviser to the FI Large Cap Predecessor Fund.

During the period shown above, the highest quarterly return was 23.56% for the fourth quarter of 1998, and the lowest quarterly return was -18.34% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (August 30, 1996)
Class A	8.68%	-1.63%	7.31%
Class B*	8.43%	-1.88%	7.06%
Class E*	8.53%	-1.78%	7.16%
Russell 1000 Growth Index	5.26%	-3.58%	6.32%

*	Performance information shown is the performance of the Class A shares adjusted to reflect the 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

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FI Large Cap Portfolio

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees(2)	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses(1)(2)	0.86%	1.11%	1.01%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit total operating expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.95% for Class A shares, 1.20% for Class B shares and 1.10% for Class E shares.
(2)	Restated as if the current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$88	$274	$477	$1,061
Class B	$113	$353	$612	$1,352
Class E	$103	$322	$558	$1,236

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FI Large Cap Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. FMR may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, FMR cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

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FI Large Cap Portfolio

greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates Rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

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FI Large Cap Portfolio

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. The Portfolio may invest without limitation in preferred stocks and investment grade debt instruments for temporary defensive purposes. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

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FI Large Cap Portfolio

Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

While FMR is the subadviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (“FMRC”), which serves as sub-subadviser to the Portfolio. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR managed approximately $1.02 trillion in mutual fund assets. FMR and FMRC’s address is 82 Devonshire Street, Boston, MA 02109.

Bahaa Fam has been the Portfolio Manager of the Portfolio since May 1, 2006 and was Portfolio Manager of the FI Large Cap Predecessor Fund from May 2, 2005 until the Portfolio succeeded to its operations. Since joining FMR in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manger’s ownership of securities in the Portfolio.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.80% for the first $250 million of the Portfolio’s average daily net assets, 0.75% for the next $500 million and 0.70% for amounts over $750 million. Prior to May 1, 2006, the FI Large Cap Predecessor Fund paid an advisory fee to TAMIC at the annual rate of 0.75% for the first $250 million of such fund’s average daily net assets, 0.70% for the next $750 million and 0.65% for amounts over $750 million, as well as an administrative service fee to the The Travelers Insurance Company of 0.06% of the FI Large Cap Predecessor Fund’s average daily net assets.

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FI Large Cap Portfolio

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

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activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

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fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

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A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the Portfolio for the past 5 years. Certain information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights pertain to the Portfolio’s predecessor fund. The information for the year ended December 31, 2005 has been audited by Deloitte & Touche LLP, whose report for the predecessor fund, dated February 17, 2006, along with the financial statements for the predecessor fund, are included in the annual report for such fund, which is available upon request. The information in the following table for periods prior to 2005 is derived from the predecessor fund’s financial statements and was audited by KPMG LLP, whose report for such fund, dated February 18, 2005, expresses an unqualified opinion.

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FI Large Cap Portfolio

	Class A
	Year ended December 31,
	2005		2004++	2003++	2002++		2001++
Net Asset Value, Beginning of Period	$13.93		$13.18	$10.61	$13.82		$16.81

Income From Investment Operations
Net investment income	0.02	(a)	0.10	0.05	0.05	(a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	1.20	(a)	0.76	2.57	(3.20	)(a)	(2.98	)(a)

Total from investment operations	1.22		0.86	2.62	(3.15)		(2.91)

Less Distributions
Distributions from net investment income	0.00		(0.11)	(0.05)	(0.06)		(0.07)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		(0.01)
Distributions in excess of net realized capital gains	0.00		0.00	0.00	0.00		0.00

Total distributions	0.00		(0.11)	(0.05)	(0.06)		(0.08)

Net Asset Value, End of Period	$15.15		$13.93	$13.18	$10.61		$13.82

Total Return (%)	8.69		6.52	24.67	(22.79)		(17.33)
Ratio of operating expenses to average net assets (%)	0.86		0.86 (b)	0.86	0.85		0.83
Ratio of operating expenses to average net assets before reimbursement (%)	0.86		0.86	0.86	0.85		0.83
Ratio of net investment income to average net assets (%)	0.11		0.81	0.43	0.44		0.50
Portfolio turnover rate (%)	217		56	60	95		131
Net assets, end of period (in millions)	$266		$268	$228	$180		$249

(a)	Per share amounts based on average shares outstanding during the year.
(b)	The investment manager waived a portion of its management fee for the year.
++	Audited by other Independent Registered Public Accounting Firm.

18

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The annual and semi-annual reports for the FI Large Cap Predecessor Fund contain additional information about such fund. The aforementioned annual report discusses the market conditions and investment strategies that significantly affected the performance of such fund during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

19

METROPOLITAN SERIES FUND, INC.

Class A, Class B, Class D and Class E

FI Value Leaders Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the FI Value Leaders Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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FI Value Leaders Portfolio

Investment Objective

The investment objective of the FI Value Leaders Portfolio (the “Portfolio”) is long-term growth of capital. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

Fidelity Management & Research Company (“FMR”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in common stocks of well-known and established companies. The Portfolio may invest in domestic and foreign issuers.

Investment Selection

FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as a company’s assets, sales, earnings, growth potential or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FMR strategies do not work as intended, the Portfolio may not achieve its objective.

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FI Value Leaders Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, or of value stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

4

FI Value Leaders Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of two relevant broad-based securities market indexes. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2002, the Portfolio changed its subadviser from Westpeak Investment Advisors, L.P. to FMR and the Portfolio changed its investment objective and principal investment strategies. Performance information set forth below includes results prior to these changes.

During the period shown above, the highest quarterly return was 19.53% for the fourth quarter of 1998, and the lowest quarterly return was -17.71% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	10.69%	2.07%	8.46%
Class B*	10.43%	1.82%	8.21%
Class D**	10.59%	1.97%	8.36%
Class E*	10.53%	1.92%	8.31%
Russell 1000 Value Index	7.05%	5.28%	10.94%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.
**	Performance information shown is the performance of the Class A shares adjusted to reflect the 0.10% 12b-1 fee of the Class D shares.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

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FI Value Leaders Portfolio

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class D	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class D	Class E
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.10%	0.15%
Other Expenses(1)	0.07%	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses(1)	0.73%	0.98%	0.83%	0.88%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.69% for Class A shares, 0.94% for Class B shares, 0.79% for Class D shares and 0.84% for Class E shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$75	$233	$406	$906
Class B	$100	$312	$542	$1,201
Class D	$85	$265	$460	$1,025
Class E	$90	$281	$488	$1,084

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FI Value Leaders Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Exchange Traded Funds.     The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. FMR may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, FMR cannot assure that these techniques will be effective.

Forward Contracts and Futures Contracts

The Portfolio attempts to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

7

FI Value Leaders Portfolio

selling futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates. The Portfolio may also purchase futures contracts for other reasons, for example to maintain exposure to the broad equity markets.

If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. The Portfolio may invest without limitation in preferred stocks and investment grade debt instruments for temporary defensive purposes. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

8

FI Value Leaders Portfolio

information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

While FMR is the subadviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (‘‘FMRC”), which serves as sub-subadviser to the Portfolio. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR managed approximately $1.02 trillion in mutual fund assets. FMR and FMRC’s address is 82 Devonshire Street, Boston, MA 02109.

Brian Hogan is the Portfolio Manager of the Portfolio, which he has managed since February 2004. Since joining FMR in 1994, Mr. Hogan has worked as a research analyst and manager.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% for the first $200 million of the Portfolio’s average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.66% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

9

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

10

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

11

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

12

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

13

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

14

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

15

FI Value Leaders Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$176.54	$157.24	$124.89	$156.51	$183.39

Income From Investment Operations
Net investment income	1.92	2.21	2.13	1.53	1.06
Net realized and unrealized gain (loss) of investments	16.67	19.15	31.23	(31.88)	(26.45)

Total from investment operations	18.59	21.36	33.36	(30.35)	(25.39)

Less Distributions
Distributions from net investment income	(2.05)	(2.06)	(1.01)	(1.27)	(1.49)

Total distributions	(2.05)	(2.06)	(1.01)	(1.27)	(1.49)

Net Asset Value, End of Period	$193.08	$176.54	$157.24	$124.89	$156.51

Total Return (%)	10.7	13.7	26.9	(19.5)	(13.9)
Ratio of operating expenses to average net assets before expense reductions (%)	0.73	0.74	0.74	0.72	0.78
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.69	0.72	—	0.71	0.74
Ratio of net investment income to average net assets (%)	0.92	1.23	1.49	1.30	0.60
Portfolio turnover rate (%)	94	161	53	142	154
Net assets, end of period (000)	$533,729	$552,323	$563,979	$491,124	$298,982

	Class B
	Year ended December 31,			July 30, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$175.91	$156.72	$124.47	$125.90

Income From Investment Operations
Net investment income	1.26	1.88	1.22	0.18
Net realized and unrealized gain (loss) of investments	16.86	19.12	31.95	(1.61)

Total from investment operations	18.12	21.00	33.17	(1.43)

Less Distributions
Distributions from net investment income	(1.77)	(1.81)	(0.92)	0.00

Total distributions	(1.77)	(1.81)	(0.92)	0.00

Net Asset Value, End of Period	$192.26	$175.91	$156.72	$124.47

Total Return (%)	10.4	13.5	26.9	(1.1	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.98	0.99	0.99	0.97	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.94	0.97	—	0.96	(c)
Ratio of net investment income to average net assets (%)	0.70	1.41	1.15	1.36	(c)
Portfolio turnover rate (%)	94	161	53	142
Net assets, end of period (000)	$27,141	$5,311	$128	$6

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

16

FI Value Leaders Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$175.93	$156.83	$124.66	$156.28	$177.17

Income From Investment Operations
Net investment income	1.29	1.58	1.41	1.35	0.14
Net realized and unrealized gain (loss) of investments	16.98	19.48	31.68	(31.80)	(21.03)

Total from investment operations	18.27	21.06	33.09	(30.45)	(20.89)

Less Distributions
Distributions from net investment income	(1.80)	(1.96)	(0.92)	(1.17)	0.00

Total distributions	(1.80)	(1.96)	(0.92)	(1.17)	0.00

Net Asset Value, End of Period	$192.40	$175.93	$156.83	$124.66	$156.28

Total Return (%)	10.5	13.6	26.7	(19.6)	(11.8	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.88	0.89	0.89	0.87	0.93	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.84	0.87	—	0.86	0.89	(c)
Ratio of net investment income to average net assets (%)	0.78	1.12	1.31	1.15	0.61	(c)
Portfolio turnover rate (%)	94	161	53	142	154
Net assets, end of period (000)	$46,855	$31,192	$18,891	$5,619	$1,527

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

17

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

18

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

MetLife Mid Cap Stock Index Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the MetLife Mid Cap Stock Index Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

MetLife Mid Cap Stock Index Portfolio

Investment Objective

The investment objective of the MetLife Mid Cap Stock Index Portfolio (the “Portfolio”) is to equal the performance of the Standard & Poor’s MidCap 400 Composite Stock Price Index (“S&P MidCap 400 Index”). This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio tries to mirror the performance of the S&P MidCap 400 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The S&P MidCap 400 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

Principal Investment Strategies

The S&P MidCap 400 Index consists of the common stock of approximately 400 mid capitalization companies. As of February 28, 2006, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $0.4 billion to $15.9 billion; however, 99% of the companies in the index had market capitalizations above $1.0 billion. The median market capitalization of companies in the S&P MidCap 400 Index as of February 28, 2006 was $2.6 billion. Metropolitan Life Insurance Company (“Metropolitan Life”), the subadviser to the Portfolio, manages the Portfolio by purchasing the common stock of all the companies in the S&P MidCap 400 Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular mid capitalization stock index. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Principal Index Investing Strategies

In addition to securities of the type contained in the S&P MidCap 400 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P MidCap 400 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P MidCap 400 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the “correlation coefficient.” A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

3

MetLife Mid Cap Stock Index Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. stock market.

•	Poor performance of mid cap stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

4

MetLife Mid Cap Stock Index Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower.

During the period shown above, the highest quarterly return was 17.80% for the fourth quarter of 2001, and the lowest quarterly return was –16.62% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (July 1, 2000)
Class A	12.27%	8.13%	8.67%
Class B*	12.02%	7.89%	8.44%
Class E*	12.15%	7.99%	8.54%
S&P MidCap 400 Index	12.55%	8.60%	8.88%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

5

MetLife Mid Cap Stock Index Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.09%		0.09%		0.09%

Total Annual Portfolio Operating Expenses	0.34%		0.59%		0.49%
Fee Waiver(1)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)	0.33%		0.58%		0.48%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce the Management Fee for each Class of the Portfolio to 0.243%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$34	$108	$190	$430
Class B	$59	$188	$328	$737
Class E	$49	$156	$273	$615

6

MetLife Mid Cap Stock Index Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks.

Index Investing.    Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio’s return being lower than the return of the index.

Futures Contracts

The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

7

MetLife Mid Cap Stock Index Portfolio

assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund’s principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2005, Metropolitan Life managed

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

8

MetLife Mid Cap Stock Index Portfolio

approximately $7.4 billion in assets for the Fund. Metropolitan Life is located at 200 Park Avenue, New York, New York 10166.

Stacey Lituchy is the senior portfolio manager of the Portfolio. Urmil Shah, Norman Hu, and Mirsad Usejnoski are the assistant portfolio managers of the Portfolio.

Ms. Lituchy oversees the management of the Portfolio and is a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she managed the pension plan of the Bristol-Myers-Squibb Company.

Mr. Shah is an assistant portfolio manager and the portfolio administration manager for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He is responsible for assisting in all aspects of portfolio management for the Portfolio and has oversight responsibilities for the portfolio administrative staff, daily operations, data integrity and portfolio systems administration. Prior to joining Metropolitan Life in 2001, he was a portfolio management assistant on equity index funds for the Bank of New York.

Mr. Hu is an assistant portfolio manager and trader for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski is an assistant portfolio manager and trader for the Portfolio and an Associate in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio’s average daily net assets. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.243%. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007.

9

MetLife Mid Cap Stock Index Portfolio

For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

S&P MidCap 400 Index Information

Standard & Poor’s (the “index sponsor”) sponsors the Standard & Poor’s MidCap 400 Composite Stock Index. The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The Standard & Poor’s MidCap 400 Composite Stock Index and its associated trademarks and service marks are the exclusive property of the index sponsor. The SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life and the Fund. “Standard & Poor’s®”, “S&P®”, “S&P MidCap 400” and “Standard & Poor’s MidCap 400” are trademarks of Standard & Poor’s and references thereto have been made with permission. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

10

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

11

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By

12

realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market

13

value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

14

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

15

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

16

MetLife Mid Cap Stock Index Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.71	$11.90	$8.87	$10.46	$10.64

Income From Investment Operations
Net investment income	0.15	0.11	0.08	0.05	0.06
Net realized and unrealized gain (loss) of investments	1.40	1.79	3.00	(1.60)	(0.19)

Total from investment operations	1.55	1.90	3.08	(1.55)	(0.13)

Less Distributions
Distributions from net investment income	(0.10)	(0.06)	(0.05)	(0.04)	(0.02)
Distributions from net realized capital gains	(0.73)	(0.03)	0.00	0.00	(0.03)

Total distributions	(0.83)	(0.09)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$14.43	$13.71	$11.90	$8.87	$10.46

Total Return (%)	12.3	16.0	35.0	(14.9)	(1.2)
Ratio of operating expenses to average net assets (%)	0.34	0.35	0.40	0.43	0.45
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.34	0.35	0.40	0.43	0.52
Ratio of net investment income to average net assets (%)	1.18	0.85	0.85	0.70	0.71
Portfolio turnover rate (%)	33	42	22	46	45
Net assets, end of period (000)	$232,461	$197,642	$180,211	$117,340	$97,505

	Class B
	Year ended December 31,				January 2, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.61	$11.83	$8.83	$10.43	$10.54

Income From Investment Operations
Net investment income	0.11	0.06	0.05	0.03	0.04
Net realized and unrealized gain (loss) of investments	1.40	1.79	2.99	(1.60)	(0.10)

Total from investment operations	1.51	1.85	3.04	(1.57)	(0.06)

Less Distributions
Distributions from net investment income	(0.07)	(0.04)	(0.04)	(0.03)	(0.02)
Distributions from net realized capital gains	(0.73)	(0.03)	0.00	0.00	(0.03)

Total distributions	(0.80)	(0.07)	(0.04)	(0.03)	(0.05)

Net Asset Value, End of Period	$14.32	$13.61	$11.83	$8.83	$10.43

Total Return (%)	12.0	15.7	34.5	(15.1)	3.1 (b)
Ratio of operating expenses to average net assets (%)	0.59	0.60	0.65	0.68	0.70 (c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.59	0.60	0.65	0.68	0.77 (c)
Ratio of net investment income to average net assets (%)	0.94	0.61	0.61	0.46	0.48 (c)
Portfolio turnover rate (%)	33	42	22	46	45
Net assets, end of period (000)	$111,361	$64,207	$31,858	$12,790	$5,895

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

17

MetLife Mid Cap Stock Index Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.65	$11.86	$8.85	$10.45	$10.54

Income from Investment Operations
Net investment income	0.14	0.08	0.06	0.05	0.00
Net realized and unrealized gain (loss) of investments	1.39	1.79	3.00	(1.61)	(0.09)

Total from investment operations	1.53	1.87	3.06	(1.56)	(0.09)

Less Distributions
Distributions from net investment income	(0.08)	(0.05)	(0.05)	(0.04)	0.00
Distributions from net realized capital gains	(0.73)	(0.03)	0.00	0.00	0.00

Total distributions	(0.81)	(0.08)	(0.05)	(0.04)	0.00

Net Asset Value, End of Period	$14.37	$13.65	$11.86	$8.85	$10.45

Total Return (%)	12.2	15.9	34.8	(15.0)	(0.9	)(b)
Ratio of operating expenses to average net assets (%)	0.49	0.50	0.55	0.58	0.60	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.49	0.50	0.55	0.58	0.67	(c)
Ratio of net investment income to average net assets (%)	1.03	0.71	0.71	0.62	0.00	(c)
Portfolio turnover rate (%)	33	42	22	46	45
Net assets, end of period (000)	$66,712	$62,530	$49,881	$9,804	$0.1

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

18

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

19

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

MetLife Stock Index Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the MetLife Stock Index Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

MetLife Stock Index Portfolio

Investment Objective

The investment objective of the MetLife Stock Index Portfolio (the “Portfolio”) is to equal the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. Metropolitan Life Insurance Company (“Metropolitan Life”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The S&P 500 Index includes stocks issued by some of the 500 largest companies as measured by aggregate market value, although stocks issued by companies that are not among the 500 largest companies are included in the S&P 500 Index for diversification purposes. As of February 28, 2006, the market capitalizations of companies in the S&P 500 Index ranged from $0.27 billion to $369 billion; however, 95% of the companies in the index had market capitalizations above $2.9 billion. The median market capitalization of companies in the S&P 500 Index as of February 28, 2006 was $11.3 billion.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Principal Index Investing Strategies

In addition to securities of the type contained in the S&P 500 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P 500 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P 500 Index by a certain percentage, depending on the company, industry and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the “correlation coefficient.” A perfect correlation would produce a coefficient of 1.00. Metropolitan Life

3

MetLife Stock Index Portfolio

will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. stock market.

•	Poor performance of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

4

MetLife Stock Index Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 21.28% for the fourth quarter of 1998, and the lowest quarterly return was –17.37% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	4.64%	0.24%	8.71%
Class B*	4.38%	-0.02%	8.45%
Class E*	4.49%	0.08%	8.55%
S&P 500 Index	4.91%	0.54%	9.07%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

5

MetLife Stock Index Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.04%		0.04%		0.04%

Total Annual Portfolio Operating Expenses	0.29%		0.54%		0.44%
Fee Waiver(1)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)	0.28%		0.53%		0.43%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce the Management Fee for each class of the Portfolio to 0.243%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$29	$92	$162	$367
Class B	$54	$172	$301	$676
Class E	$44	$140	$245	$554

6

MetLife Stock Index Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization companies.

Index Investing.    Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio’s return being lower than the return of the index.

Futures Contracts

The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

7

MetLife Stock Index Portfolio

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund’s principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

8

MetLife Stock Index Portfolio

affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2005, Metropolitan Life managed approximately $7.4 billion in assets for the Fund. Metropolitan Life is located at 200 Park Avenue, New York, New York 10166.

Stacey Lituchy is the senior portfolio manager of the Portfolio. Urmil Shah, Norman Hu, and Mirsad Usejnoski are the assistant portfolio managers of the Portfolio.

Ms. Lituchy oversees the management of the Portfolio and is a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she managed the pension plan of the Bristol-Myers-Squibb Company.

Mr. Shah is an assistant portfolio manager and the portfolio administration manager for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He is responsible for assisting in all aspects of portfolio management for the Portfolio and has oversight responsibilities for the portfolio administrative staff, daily operations, data integrity and portfolio systems administration. Prior to joining Metropolitan Life in 2001, he was a portfolio management assistant on equity index funds for the Bank of New York.

Mr. Hu is an assistant portfolio manager and trader for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski is an assistant portfolio manager and trader for the Portfolio and an Associate in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio’s average daily net assets. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate

9

MetLife Stock Index Portfolio

of 0.243%. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

S&P 500 Index Information

Standard & Poor’s (the “index sponsor”) sponsors the Standard & Poor’s 500 Composite Stock Price Index. The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The Standard & Poor’s 500 Composite Stock Price Index and its associated trademarks and service marks are the exclusive property of the index sponsor. The SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life and the Fund. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s and references thereto have been made with permission. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

10

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

11

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

12

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

13

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

14

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

15

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

16

MetLife Stock Index Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$32.27	$29.45	$23.41	$30.60	$35.26

Income From Investment Operations
Net investment income	0.55	0.54	0.38	0.35	0.33
Net realized and unrealized gain (loss) of investments	0.90	2.54	6.11	(7.09)	(4.59)

Total from investment operations	1.45	3.08	6.49	(6.74)	(4.26)

Less Distributions
Distributions from net investment income	(0.52)	(0.26)	(0.45)	(0.23)	(0.09)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.22)	(0.31)

Total distributions	(0.52)	(0.26)	(0.45)	(0.45)	(0.40)

Net Asset Value, End of Period	$33.20	$32.27	$29.45	$23.41	$30.60

Total Return (%)	4.6	10.5	28.2	(22.3)	(12.2)
Ratio of operating expenses to average net assets (%)	0.29	0.30	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	1.59	1.73	1.48	1.30	1.02
Portfolio turnover rate (%)	8	3	1	7	5
Net assets, end of period (000)	$3,942,484	$4,139,893	$3,931,839	$2,725,874	$3,665,168

	Class B
	Year ended December 31,				January 2, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$31.52	$28.80	$22.92	$30.03	$33.71

Income From Investment Operations
Net investment income	0.39	0.41	0.34	0.23	0.17
Net realized and unrealized gain (loss) of investments	0.95	2.53	5.95	(6.90)	(3.45)

Total from investment operations	1.34	2.94	6.29	(6.67)	(3.28)

Less Distributions
Distributions from net investment income	(0.45)	(0.22)	(0.41)	(0.22)	(0.09)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.22)	(0.31)

Total distributions	(0.45)	(0.22)	(0.41)	(0.44)	(0.40)

Net Asset Value, End of Period	$32.41	$31.52	$28.80	$22.92	$30.03

Total Return (%)	4.4	10.3	27.9	(22.5)	(9.8	)(b)
Ratio of operating expenses to average net assets (%)	0.54	0.55	0.56	0.56	0.56	(c)
Ratio of net investment income to average net assets (%)	1.36	1.59	1.24	1.17	0.83	(c)
Portfolio turnover rate (%)	8	3	1	7	5
Net assets, end of period (000)	$765,425	$508,908	$251,793	$88,517	$17,421

(a)	Commencement of operations.
(b)	Period(s) less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

17

MetLife Stock Index Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.11	$29.33	$23.34	$30.54	$33.45

Income From Investment Operations
Net investment income	0.47	0.47	0.40	0.31	0.00
Net realized and unrealized gain (loss) of investments	0.93	2.56	6.02	(7.06)	(2.91)

Total from investment operations	1.40	3.03	6.42	(6.75)	(2.91)

Less Distributions
Distributions from net investment income	(0.47)	(0.25)	(0.43)	(0.23)	0.00
Distributions from net realized capital gains	0.00	0.00	0.00	(0.22)	0.00

Total distributions	(0.47)	(0.25)	(0.43)	(0.45)	0.00

Net Asset Value, End of Period	$33.04	$32.11	$29.33	$23.34	$30.54

Total Return (%)	4.5	10.4	28.0	(22.4)	(8.7	)(b)
Ratio of operating expenses to average net assets (%)	0.44	0.45	0.46	0.46	0.46	(c)
Ratio of net investment income to average net assets (%)	1.44	1.67	1.34	1.36	0.93	(c)
Portfolio turnover rate (%)	8	3	1	7	5
Net assets, end of period (000)	$287,568	$293,266	$142,284	$25,624	$33

(a)	Commencement of operations.
(b)	Period(s) less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

18

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

19

METROPOLITAN SERIES FUND, INC.

Class A, Class B, Class E and Class F

MFS Total Return Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the MFS Total Return Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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MFS Total Return Portfolio

Investment Objective

The investment objective of the MFS Total Return Portfolio (the “Portfolio”) is a favorable total return through investment in a diversified portfolio. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

The Portfolio invests in a combination of equity and fixed income securities.

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, normally invests at least 40%, but not more than 75%, of the Portfolio’s net assets in common stocks and related securities (referred to as “equity securities”) such as preferred stocks, and bonds, warrants or rights convertible into stock. The Portfolio may also invest in depositary receipts for such equity securities. The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS’ interpretation of economic and money market conditions, fiscal and monetary policy, and security values. The Portfolio focuses on undervalued equity securities issued by companies with large market capitalizations ($5 billion or more).

The Portfolio may invest in fixed-income securities such as corporate bonds, U.S. Government Securities, mortgage-backed securities and asset-backed securities. The Portfolio normally invests at least 25% of its net assets in non-convertible fixed-income securities. The fixed-income portion of the Portfolio invests primarily in investment grade fixed-income securities, but the Portfolio may invest up to 20% of its net assets in lower quality, high yield securities. Consistent with the principal investment strategies above, the Portfolio may invest up to 10% of its net assets in foreign securities and may have exposure to foreign currencies through its investments in these securities.

Investment Selection

Equity Securities.    The Portfolio will generally invest in equity securities of companies MFS believes are undervalued relative to their long-term potential due to a decline in the financial markets, poor economic conditions generally, developments in the issuer’s industry, or because the market has simply overlooked them. Undervalued equity securities generally have relatively lower price-to-book, price-to-sales, price-to-cash-flow, and/or price-to-earnings ratios. MFS uses a bottom-up investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon MFS’ assessment of the earnings, cash flows, competitive position and management abilities of the issuer.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Asset-back securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield securities (commonly known as “junk bonds”). High yield securities are typically riskier than investment grade securities.

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MFS Total Return Portfolio

Fixed-income Securities.    In selecting fixed-income investments for the Portfolio, MFS considers the view of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but also performs its own independent credit analysis.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign equity or fixed-income markets.

•	Poor performance of individual equity securities held by the Portfolio or of large capitalization stocks in general.

•	Poor performance of fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk may be higher for fixed-income securities not backed by the full faith and credit of the U.S. Government.

•	Poor performance of equity securities relative to fixed-income securities when MFS emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when MFS invests relatively more of the Portfolio’s assets in fixed-income securities.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

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MFS Total Return Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of three relevant broad-based securities market indexes. This information helps illustrate the volatility of the returns of the Portfolio. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, MFS succeeded Back Bay Advisors, L.P. (“Back Bay Advisors”) as subadviser to Total Return. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of both Back Bay Advisors and MFS.

During the period shown above, the highest quarterly return was 14.88% for the fourth quarter of 1998, and the lowest quarterly return was –8.53% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	3.12%	4.09%	8.50%
Class B*	2.85%	3.84%	8.25%
Class E*	2.95%	3.94%	8.35%
Class F**	2.92%	3.89%	8.30%
S&P 500 Index	4.91%	0.54%	9.07%
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.
**	Performance information shown is the performance of the Class A shares adjusted to reflect the 0.20% 12b-1 fee of the Class F shares.

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MFS Total Return Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E	Class F
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E	Class F
Management Fees(2)	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%	0.20%
Other Expenses(1)	0.16%	0.16%	0.16%	0.16%

Total Annual Portfolio Operating Expenses(1)(2)	0.73%	0.98%	0.88%	0.93%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.72% for Class A shares, 0.97% for Class B shares, 0.87% for Class E shares and 0.92% for Class F shares.
(2)	Restated as if the current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$75	$233	$406	$906
Class B	$100	$312	$542	$1,201
Class E	$90	$281	$488	$1,084
Class F	$95	$296	$515	$1,143

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MFS Total Return Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

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MFS Total Return Portfolio

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. MFS may use certain techniques, such as forward contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Collateralized Mortgage Obligations (CMOs).    The Portfolio may invest in CMOs, which are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a security, the value of which is based on (derived from) the movement of an underlying instrument. This instrument could be the price of another security or other asset or an interest rate, among other things.

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MFS Total Return Portfolio

interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Over-the-Counter (“OTC”) Transactions.    The Portfolio may engage in over-the-counter transactions, which involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volumes than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

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MFS Total Return Portfolio

Investment Percentage Requirements

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

As of December 31, 2005, MFS managed approximately $162.5 billion in assets worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers, headed by Brooks A. Taylor, an MFS Senior Vice President. The team is comprised of Michael W. Roberge, an MFS Executive Vice President; Kenneth J. Enright, Steven R. Gorham and Richard O. Hawkins, each an MFS Senior Vice President; and Alan T. Langsner, Nevin P. Chitkara and William P. Douglas, each an MFS Vice President.

Mr. Taylor is the lead manager of the Portfolio. He has been employed in the MFS investment management area since 1996. Mr. Gorham and Mr. Chitkara are responsible for the Large Cap Value Equities portion of the Portfolio along with Mr. Taylor. Mr. Gorham has been employed in the MFS investment management area since 1992. Mr. Chitkara has been employed in the MFS investment management area since 1997. Mr. Enright and Mr. Langsner are responsible for the Multi-Cap Value Equities portion of the Portfolio. Mr. Enright has been employed in the MFS investment management area since 1986; Mr. Langsner, since 1999. Mr. Roberge and Mr. Hawkins are responsible for the Debt Securities

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MFS Total Return Portfolio

portion of the Portfolio. Mr. Roberge has been employed in the MFS investment management area since 1996; Mr. Hawkins, since 1988. Mr. Douglas is responsible for the Mortgage Backed Debt Securities portion of the Portfolio. Mr. Douglas has been employed in the MFS investment management area since 2004, prior to which he was a Vice President and Senior Mortgage Analyst at Wellington Management Company, LLP for ten years.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Effective May 1, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.60% for the first $250 million of the Portfolio’s average daily net assets, 0.55% for the next $500 million, and 0.50% for amounts over $750 million. Prior to May 1, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.50% of the Portfolio’s average daily net assets. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.50% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

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activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

14

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

15

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

16

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

17

MFS Total Return Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$147.96	$138.13	$119.83	$141.92	$185.92

Income from Investment Operations
Net investment income	3.84	3.60	3.30	3.89	4.60
Net realized and unrealized gain (loss) of investments	0.46	11.53	16.79	(10.18)	(11.61)

Total from investment operations	4.30	15.13	20.09	(6.29)	(7.01)

Less Distributions
Distributions from net investment income	(2.61)	(4.52)	(1.79)	(4.47)	(6.60)
Distributions from net realized capital gains	(1.66)	(0.78)	0.00	(11.33)	(30.39)

Total distributions	(4.27)	(5.30)	(1.79)	(15.80)	(36.99)

Net Asset Value, End of Period	$147.99	$147.96	$138.13	$119.83	$141.92

Total Return (%)	3.1	11.3	17.0	(5.4)	(3.8)
Ratio of operating expenses to average net assets before expense reductions (%)	0.66	0.64	0.69	0.66	0.63
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.65	0.63	0.69	—	—
Ratio of net investment income to average net assets (%)	2.53	2.60	2.55	2.98	2.96
Portfolio turnover rate (%)	47	89	62	91	160
Net assets, end of period (000)	$261,653	$268,870	$148,601	$133,092	$157,716

	Class B
	Year ended December 31,			May 1, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$146.59	$136.93	$119.01	$129.24

Income from Investment Operations
Net investment income	2.75	3.64	2.53	0.99
Net realized and unrealized gain (loss) of investments	1.16	11.01	17.11	(11.22)

Total from investment operations	3.91	14.65	19.64	(10.23)

Less Distributions
Distributions from net investment income	(2.26)	(4.21)	(1.72)	0.00
Distributions from net realized capital gains	(1.66)	(0.78)	0.00	0.00

Total distributions	(3.92)	(4.99)	(1.72)	0.00

Net Asset Value, End of Period	$146.58	$146.59	$136.93	$119.01

Total Return (%)	2.9	11.0	16.7	(7.9	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.91	0.89	0.94	0.91	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.90	0.88	0.94	—
Ratio of net investment income to average net assets (%)	2.29	2.39	2.30	2.75	(c)
Portfolio turnover rate (%)	47	89	62	91
Net assets, end of period (000)	$158,528	$103,373	$29,582	$7,168

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

18

MFS Total Return Portfolio

	Class E
	Year ended December 31, 2005	April 26, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$147.29	$135.61

Income from Investment Operations
Net investment income	3.46	2.33
Net realized and unrealized gain of investments	0.60	9.35

Total from investment operations	4.06	11.68

Less Distributions
Distributions from net investment income	(2.33)	0.00
Distributions from net realized capital gains	(1.66)	0.00

Total distributions	(3.99)	0.00

Net Asset Value, End of Period	$147.36	$147.29

Total Return (%)	3.0	8.6	(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.81	0.79	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.80	0.78	(c)
Ratio of net investment income to average net assets (%)	2.38	2.57	(c)
Portfolio turnover rate (%)	47	89
Net assets, end of period (000)	$90,637	$89,519

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

19

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

20

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Morgan Stanley EAFE Index Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Morgan Stanley EAFE Index Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

Morgan Stanley EAFE Index Portfolio

Investment Objective

The investment objective of the Morgan Stanley EAFE Index Portfolio (the “Portfolio”) is to equal the performance of the MSCI EAFE Index. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio tries to mirror the performance of the MSCI EAFE Index, its performance will not exactly match the index because the Portfolio incurs operating expenses. The MSCI EAFE Index is an unmanaged group of common stocks, and therefore does not have these expenses.

Principal Investment Strategies

The MSCI EAFE Index (also known as the Morgan Stanley Capital International Europe Australasia Far East Index) is an index containing approximately 1,000 securities of companies of varying capitalizations in developed countries outside the United States. As of December 31, 2005, the market capitalizations of companies in the MSCI EAFE Index ranged from $0.24 billion to $222 billion. As of the same date, the median market capitalization of companies in the MSCI EAFE Index was $3.3 billion. As of December 31, 2005, countries included in the MSCI EAFE Index were Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Metropolitan Life Insurance Company (“Metropolitan Life”), the subadviser to the Portfolio, invests the Portfolio’s assets in a statistically selected sample of the approximately 1,000 stocks included in the MSCI EAFE Index. The stocks purchased for the Portfolio are chosen by Metropolitan Life to, as a group, reflect the composite performance of the MSCI EAFE Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in the MSCI EAFE Index. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Principal Index Investing Strategies

In addition to securities of the type contained in the MSCI EAFE Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the MSCI EAFE Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the MSCI EAFE Index by a certain percentage, depending on the company, industry, and

3

Morgan Stanley EAFE Index Portfolio

country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the “correlation coefficient.” A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in foreign stock markets.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

4

Morgan Stanley EAFE Index Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower.

During the period shown above, the highest quarterly return was 18.93% for the second quarter of 2003, and the lowest quarterly return was –19.79% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (November 1, 1998)
Class A	13.24%	4.00%	4.86%
Class B*	12.93%	3.75%	4.63%
Class E*	13.04%	3.85%	4.73%
MSCI EAFE Index	13.54%	4.55%	5.34%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

5

Morgan Stanley EAFE Index Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.22%	0.22%	0.22%

Total Annual Portfolio Operating Expenses	0.52%	0.77%	0.67%
Fee Waiver(1)	(0.01%)	(0.01%)	(0.01%)

Net Operating Expenses(1)	0.51%	0.76%	0.66%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce the Management Fee for each Class of the Portfolio to 0.293%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The Example assumes the expiration of the fee waiver agreement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$52	$166	$290	$652
Class B	$78	$245	$427	$953
Class E	$67	$213	$372	$834

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Morgan Stanley EAFE Index Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Portfolio may have more limited recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country.

Futures Contracts

The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

7

Morgan Stanley EAFE Index Portfolio

conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Index Investing.    Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio’s return being lower than the return of the index.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

8

Morgan Stanley EAFE Index Portfolio

100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund’s principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2005, Metropolitan Life managed approximately $7.4 billion in assets for the Fund. Metropolitan Life is located at 200 Park Avenue, New York, New York 10166.

Stacey Lituchy is the senior portfolio manager of the Portfolio. Urmil Shah, Norman Hu, and Mirsad Usejnoski are the assistant portfolio managers of the Portfolio.

Ms. Lituchy oversees the management of the Portfolio and is a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she managed the pension plan of the Bristol-Myers-Squibb Company.

Mr. Shah is an assistant portfolio manager and the portfolio administration manager for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He is responsible for assisting in all aspects of portfolio management for the Portfolio and has oversight responsibilities for the portfolio administrative staff, daily operations, data integrity and portfolio systems administration. Prior to joining Metropolitan Life in 2001, he was a portfolio management assistant on equity index funds for the Bank of New York.

Mr. Hu is an assistant portfolio manager and trader for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio

9

Morgan Stanley EAFE Index Portfolio

management, including portfolio analysis and daily operations. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski is an assistant portfolio manager and trader for the Portfolio and an Associate in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.30% of the Portfolio’s average daily net assets. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.293%. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.30% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

MSCI EAFE Index Information

Morgan Stanley (the “index sponsor”) sponsors the Morgan Stanley Capital International Europe Australasia Far East Index. The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The MSCI EAFE Index and its associated trademarks and service marks are the exclusive property of the index sponsor. The SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life and the Fund. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following

10

Morgan Stanley EAFE Index Portfolio

information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

11

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

12

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

13

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

14

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

15

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

16

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

17

Morgan Stanley EAFE Index Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.64	$9.80	$7.26	$8.75	$11.22

Income From Investment Operations
Net investment income	0.25	0.21	0.14	0.10	0.09
Net realized and unrealized gain (loss) of investments	1.26	1.70	2.54	(1.55)	(2.52)

Total from investment operations	1.51	1.91	2.68	(1.45)	(2.43)

Less Distributions
Distributions from net investment income	(0.20)	(0.07)	(0.14)	(0.04)	(0.03)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.01)

Total distributions	(0.20)	(0.07)	(0.14)	(0.04)	(0.04)

Net Asset Value, End of Period	$12.95	$11.64	$9.80	$7.26	$8.75

Total Return (%)	13.2	19.6	37.6	(16.6)	(21.7)
Ratio of operating expenses to average net assets (%)	0.51	0.59	0.71	0.73	0.70
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.51	—	—	0.79	0.82
Ratio of net investment income to average net assets (%)	2.19	2.01	1.85	1.43	1.00
Portfolio turnover rate (%)	22	38	43	23	9
Net assets, end of period (000)	$242,623	$210,034	$176,835	$112,325	$112,775

	Class B
	Year ended December 31,				January 2, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.48	$9.68	$7.18	$8.66	$11.12

Income From Investment Operations
Net investment income	0.19	0.12	0.11	0.06	0.04
Net realized and unrealized gain (loss) of investments	1.27	1.74	2.51	(1.50)	(2.46)

Total from investment operations	1.46	1.86	2.62	(1.44)	(2.42)

Less Distributions
Distributions from net investment income	(0.18)	(0.06)	(0.12)	(0.04)	(0.03)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.01)

Total distributions	(0.18)	(0.06)	(0.12)	(0.04)	(0.04)

Net Asset Value, End of Period	$12.76	$11.48	$9.68	$7.18	$8.66

Total Return (%)	12.9	19.3	37.2	(16.8)	(21.8	)(b)
Ratio of operating expenses to average net assets (%)	0.76	0.84	0.96	0.98	0.95	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.76	—	—	1.04	1.07	(c)
Ratio of net investment income to average net assets (%)	1.86	1.60	1.45	1.11	0.46	(c)
Portfolio turnover rate (%)	22	38	43	23	9
Net assets, end of period (000)	$145,077	$73,707	$27,933	$9,654	$4,099

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

18

Morgan Stanley EAFE Index Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.59	$9.77	$7.25	$8.74	$10.43

Income From Investment Operations
Net investment income	0.26	0.19	0.13	0.06	0.00
Net realized and unrealized gain (loss) of investments	1.23	1.70	2.52	(1.51)	(1.69)

Total from investment operations	1.49	1.89	2.65	(1.45)	(1.69)

Less Distributions
Distributions from net investment income	(0.18)	(0.07)	(0.13)	(0.04)	0.00

Total distributions	(0.18)	(0.07)	(0.13)	(0.04)	0.00

Net Asset Value, End of Period	$12.90	$11.59	$9.77	$7.25	$8.74

Total Return (%)	13.0	19.4	37.3	(16.7)	(16.2	)(b)
Ratio of operating expenses to average net assets (%)	0.66	0.74	0.86	0.88	0.85	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.66	—	—	0.94	0.97	(c)
Ratio of net investment income to average net assets (%)	2.05	1.91	1.42	1.02	0.00	(c)
Portfolio turnover rate (%)	22	38	43	23	9
Net assets, end of period (000)	$74,489	$73,449	$54,269	$9,838	$61

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

19

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

20

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Oppenheimer Global Equity Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Oppenheimer Global Equity Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

Oppenheimer Global Equity Portfolio

Investment Objective

The investment objective of the Oppenheimer Global Equity Portfolio (the “Portfolio”) is capital appreciation. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

OppenheimerFunds, Inc. (“Oppenheimer”), subadviser to the Portfolio, invests under normal circumstances 80% of the Portfolio’s assets in equity securities (primarily common stock) of U.S. and foreign-based companies. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

Stock Selection

In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S. companies with high growth potential. Oppenheimer uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is a part.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide.

•	Companies that stand to benefit from global growth trends.

•	Businesses with strong competitive positions and high demand for their products or services.

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

3

Oppenheimer Global Equity Portfolio

In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Principal Investment Risks

Investing in the Portfolio involves risk. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large cap stocks, of mid cap stocks or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

•	The Portfolio focuses its investments in mid- and large-capitalization companies, but it may also invest in stocks of small capitalization companies. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

4

Oppenheimer Global Equity Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2005, the Portfolio changed its subadviser from Deutsche Investment Management Americas Inc. to Oppenheimer, and the Portfolio also changed its investment objective and principal investment strategies. Performance information set forth below includes results prior to these changes.

During the period shown above, the highest quarterly return was 16.04% for the fourth quarter of 1999, and the lowest quarterly return was –16.60% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (March 1, 1997)
Class A	16.22%	4.46%	7.84%
Class B*	15.98%	4.21%	7.59%
Class E*	16.11%	4.31%	7.69%
MSCI World Index (net dividends)	9.49%	2.18%	6.19%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

5

Oppenheimer Global Equity Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A

Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.33%	0.33%	0.33%

Total Annual Portfolio Operating Expenses	0.93%	1.18%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$95	$296	$515	$1,143
Class B	$120	$375	$649	$1,432
Class E	$110	$343	$595	$1,317

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

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Oppenheimer Global Equity Portfolio

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization Risk.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Industry Focus.    At times, the Portfolio may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that the Portfolio has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. The Portfolio does not concentrate 25% or more of its total assets in investments in any one industry.

Investing in Special Situations.    Periodically, the Portfolio might use aggressive investment techniques. These might include seeking to benefit from what Oppenheimer perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Portfolio’s investment might not produce the expected gains or could incur a loss.

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Oppenheimer Global Equity Portfolio

Cyclical Opportunities.    The Portfolio may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if Oppenheimer believes they have growth potential. The Portfolio might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Portfolio’s share prices.

Foreign Securities

The Portfolio expects to have substantial investments in foreign securities. For purposes of the Portfolio’s investment allocations, foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the counter markets are considered to be foreign securities for the purpose of the Portfolio’s investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or

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Oppenheimer Global Equity Portfolio

similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Oppenheimer may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Oppenheimer cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

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Oppenheimer Global Equity Portfolio

the Portfolio’s net assets would be invested in securities considered to be illiquid by Oppenheimer.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

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Oppenheimer Global Equity Portfolio

number or the website address provided on the back cover of the prospectus.

Portfolio Management

Oppenheimer has operated as an investment advisor since January 1960. Oppenheimer and its subsidiaries and controlled affiliates managed approximately $200 billion in assets as of December 31, 2005. Oppenheimer is located at Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008.

Rajeev Bhaman is principally responsible for the day-to-day management of the Portfolio. Mr. Bhaman has been a Vice President of Oppenheimer since 1996 and is a portfolio manager of various Oppenheimer funds. He is also a Chartered Financial Analyst.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio mangers’ ownership of securities in the Portfolio.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.90% for the first $50 million of the Portfolio’s average daily net assets, 0.55% for the next $50 million, 0.50% for the next $400 million, and 0.475% for amounts over $500 million. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005. A discussion regarding the basis for the Board of Directors’ initial approval of the Subadvisory Agreement for the Portfolio is available in the Fund’s semi-annual report to shareholders for the fiscal half-year ended June 30, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

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activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

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fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

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A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

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Oppenheimer Global Equity Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.09	$11.43	$8.98	$10.86	$14.62

Income From Investment Operations
Net investment income	0.12	0.11	0.14	0.13	0.35
Net realized and unrealized gain (loss) of investments	1.98	1.74	2.52	(1.84)	(2.55)

Total from investment operations	2.10	1.85	2.66	(1.71)	(2.20)

Less Distributions
Distributions from net investment income	(0.08)	(0.19)	(0.21)	(0.17)	(0.31)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(1.25)

Total distributions	(0.08)	(0.19)	(0.21)	(0.17)	(1.56)

Net Asset Value, End of Period	$15.11	$13.09	$11.43	$8.98	$10.86

Total Return (%)	16.2	16.4	30.5	(16.0)	(16.1)
Ratio of operating expenses to average net assets (%)	0.93	0.81	0.84	0.81	0.80
Ratio of net investment income to average net assets (%)	0.87	0.95	1.35	1.27	2.90
Portfolio turnover rate (%)	115	79	65	45	36
Net assets, end of period (000)	$226,037	$195,181	$179,334	$143,518	$183,296

	Class B
	Year ended December 31, 2005	April 26, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$13.04	$11.59

Income From Investment Operations
Net investment income	0.05	0.02
Net realized and unrealized gain of investments	2.02	1.43

Total from investment operations	2.07	1.45

Less Distributions
Distributions from net investment income	(0.05)	0.00

Total distributions	(0.05)	0.00

Net Asset Value, End of Period	$15.06	$13.04

Total Return (%)	16.0	12.5	(b)
Ratio of operating expenses to average net assets (%)	1.18	1.06	(c)
Ratio of net investment income to average net assets (%)	0.53	0.54	(c)
Portfolio turnover rate (%)	115	79
Net assets, end of period (000)	$27,790	$3,646

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

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Oppenheimer Global Equity Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.04	$11.40	$8.96	$10.85	$12.21

Income From Investment Operations
Net investment income	0.11	0.11	0.13	0.19	0.00
Net realized and unrealized gain (loss) of investments	1.97	1.71	2.52	(1.91)	(1.36)

Total from investment operations	2.08	1.82	2.65	(1.72)	(1.36)

Less Distributions
Distributions from net investment income	(0.06)	(0.18)	(0.21)	(0.17)	0.00

Total distributions	(0.06)	(0.18)	(0.21)	(0.17)	0.00

Net Asset Value, End of Period	$15.06	$13.04	$11.40	$8.96	$10.85

Total Return (%)	16.1	16.1	30.4	(16.1)	(11.1	)(b)
Ratio of operating expenses to average net assets (%)	1.08	0.96	0.99	0.96	0.95	(c)
Ratio of net investment income to average net assets (%)	0.71	0.81	1.08	1.18	0.95	(c)
Portfolio turnover rate (%)	115	79	65	45	36
Net assets, end of period (000)	$20,674	$15,303	$10,515	$2,870	$47

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

19

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

20

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

T. Rowe Price Large Cap Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the T. Rowe Price Large Cap Growth Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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T. Rowe Price Large Cap Growth Portfolio

Investment Objective

The investment objective of the T. Rowe Price Large Cap Growth Portfolio (the “Portfolio”) is long-term growth of capital and, secondarily, dividend income. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

T. Rowe Price Associates Inc. (“T. Rowe Price”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in equity securities of a diversified group of large capitalization growth companies (pursuant to T. Rowe Price’s classifications). You will receive 60 days’ prior notice if this 80% minimum is going to change. T. Rowe Price defines large capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies included in the Russell 1000 Index. As of June 24, 2005, this included companies with capitalizations of approximately $1.8 billion and above. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, hybrid securities and futures and options, in keeping with the Portfolio’s objective. It is a fundamental policy of the Portfolio to not invest more than 30% of total assets in foreign securities, excluding American Depositary Receipts (“ADRs”).

Stock Selection

T. Rowe Price mostly seeks investment in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

3

T. Rowe Price Large Cap Growth Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large cap stocks, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

4

T. Rowe Price Large Cap Growth Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 19.28% for the fourth quarter of 1999, and the lowest quarterly return was –15.22% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (November 1, 1998)
Class A	6.59%	1.17%	5.03%
Class B*	6.33%	0.92%	4.80%
Class E*	6.44%	1.02%	4.90%
S&P 500 Index	4.91%	0.54%	2.82%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

5

T. Rowe Price Large Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees(1)	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.12%	0.12%	0.12%

Total Annual Portfolio Operating Expenses(1)(2)	0.72%	0.97%	0.87%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to reduce the Management Fee for each Class of the Portfolio to 0.635% for the first $50 million of the Portfolio’s average daily net assets. In addition, effective February 17, 2005, MetLife Advisers voluntarily agreed to waive a portion of the Management Fee for each Class of the Portfolio in certain circumstances. This voluntary waiver may be terminated by MetLife Advisers at any time. If these waivers were reflected in the table, the Management Fee for each Class would be 0.59%, and Total Annual Operating Expenses would be 0.71% for Class A shares, 0.96% for Class B shares and 0.86% for Class E shares. See the Portfolio’s “Portfolio Management” section of this Prospectus for more information about these waivers.

(2)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.71% for Class A shares, 0.96% for Class B shares and 0.86% for Class E shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$74	$230	$401	$894
Class B	$99	$309	$536	$1,190
Class E	$89	$278	$482	$1,073

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T. Rowe Price Large Cap Growth Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. T. Rowe Price may use certain techniques, such as forward contracts, to manage these risks. However, T. Rowe Price cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties).

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

7

T. Rowe Price Large Cap Growth Portfolio

risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by T. Rowe Price.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same

8

T. Rowe Price Large Cap Growth Portfolio

general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants.    The Portfolio may invest up to 10% of its net assets in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Hybrid Instruments.    These instruments (a type of potentially high-risk derivative) can combine elements of equity and debt securities, futures and options. For example, the principal amount or interest rate of a hybrid instrument may be determined by reference to the price of some benchmark, such as a commodity, currency, securities index or interest rate. The interest rate or principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. Under some conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and expose the Portfolio to losses if the other party to the transaction fails to meet its obligations. Hybrids can have limited liquidity and their use by a Portfolio may not be successful. The Portfolio’s investments in hybrid instruments are limited to 10% of total assets.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income

9

T. Rowe Price Large Cap Growth Portfolio

securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment or to a certain range of market capitalization applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy or range.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

A Maryland corporation, T. Rowe Price dates back to 1937. In addition to managing the Portfolio, it provides investment management services to over eight million retail and institutional

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

10

T. Rowe Price Large Cap Growth Portfolio

accounts. As of December 31, 2005, T. Rowe Price and its affiliates had assets under management of approximately $269.5 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Robert W. Smith, Committee Chairman, has been responsible for the day-to-day management of the Portfolio since its inception in November, 1998 and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Smith joined T. Rowe Price and began managing assets there in 1992. Mr. Smith and the Investment Advisory Committee manage other mutual funds for T. Rowe Price.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.65% for the first $50 million of the Portfolio’s average daily net assets and 0.60% for amounts over $50 million. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.635% for the first $50 million of the Portfolio’s average daily net assets. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. In addition, effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The SAI provides more information about these fee waivers. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the

11

T. Rowe Price Large Cap Growth Portfolio

Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

12

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

13

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

14

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

15

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

16

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

17

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

18

T. Rowe Price Large Cap Growth Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.77	$11.64	$8.91	$11.64	$12.93

Income From Investment Operations
Net investment income	0.05	0.08	0.03	0.02	0.03
Net realized and unrealized gain (loss) of investments	0.78	1.07	2.71	(2.72)	(1.31)

Total from investment operations	0.83	1.15	2.74	(2.70)	(1.28)

Less Distributions
Distributions from net investment income	(0.07)	(0.02)	(0.01)	(0.03)	(0.01)

Total distributions	(0.07)	(0.02)	(0.01)	(0.03)	(0.01)

Net Asset Value, End of Period	$13.53	$12.77	$11.64	$8.91	$11.64

Total Return (%)	6.6	9.9	30.8	(23.2)	(9.9)
Ratio of operating expenses to average net assets before expense reductions (%)	0.71	0.74	0.79	0.77	0.76
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.70	0.73	0.77	0.76	0.75
Ratio of net investment income to average net assets (%)	0.44	0.68	0.28	0.22	0.27
Portfolio turnover rate (%)	35	37	37	49	67
Net assets, end of period (000)	$235,513	$198,913	$172,315	$127,939	$173,218

	Class B
	Year ended December 31,			July 30, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$12.72	$11.60	$8.88	$8.96

Income From Investment Operations
Net investment income	0.01	0.05	0.01	0.00
Net realized and unrealized gain (loss) of investments	0.79	1.08	2.72	(0.08)

Total from investment operations	0.80	1.13	2.73	(0.08)

Less Distributions
Distributions from net investment income	(0.05)	(0.01)	(0.01)	0.00

Total distributions	(0.05)	(0.01)	(0.01)	0.00

Net Asset Value, End of Period	$13.47	$12.72	$11.60	$8.88

Total Return (%)	6.3	9.7	30.8	(0.9	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.96	0.99	1.04	1.02	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.95	0.98	1.02	1.01	(c)
Ratio of net investment income to average net assets (%)	0.20	0.93	0.06	0.00	(c)
Portfolio turnover rate (%)	35	37	37	49
Net assets, end of period (000)	$106,181	$48,955	$325	$1

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

19

T. Rowe Price Large Cap Growth Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.73	$11.61	$8.90	$11.63	$12.32

Income From Investment Operations
Net investment income	0.04	0.06	0.01	0.03	0.00
Net realized and unrealized gain (loss) of investments	0.77	1.08	2.71	(2.73)	(0.69)

Total from investment operations	0.81	1.14	2.72	(2.70)	(0.69)

Less Distributions
Distributions from net investment income	(0.05)	(0.02)	(0.01)	(0.03)	0.00

Total distributions	(0.05)	(0.02)	(0.01)	(0.03)	0.00

Net Asset Value, End of Period	$13.49	$12.73	$11.61	$8.90	$11.63

Total Return (%)	6.4	9.8	30.6	(23.3)	(5.6	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.86	0.89	0.94	0.92	0.91	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.85	0.88	0.92	0.91	0.90	(c)
Ratio of net investment income to average net assets (%)	0.29	0.56	0.14	0.07	0.75	(c)
Portfolio turnover rate (%)	35	37	37	49	67
Net assets, end of period (000)	$28,968	$27,341	$16,646	$3,119	$23

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

20

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

21

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Western Asset Management

High Yield Bond Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Western Asset Management High Yield Bond Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

2

Western Asset Management High Yield Bond Portfolio

Investment Objective

The investment objective of the Western Asset Management High Yield Bond Portfolio (the “Portfolio”) is high current income. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

Western Asset Management Company (“Western Asset”), subadviser to the Portfolio, normally invests at least 80% of the Portfolio’s assets in below investment-grade bonds and debt securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. There is no minimum acceptable rating for the Portfolio’s investments, and the Portfolio may purchase or hold securities rated in the lowest rating category, including securities in default. The Portfolio may also invest in unrated securities that offer comparable yield and risks as securities that are rated, as well as in non-investment quality zero coupon and pay-in-kind (“PIK”) securities. The Portfolio may also invest in many different industries. The Portfolio may also invest in foreign securities.

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The Portfolio normally maintains average portfolio duration of between 3 and 7 years. The Portfolio may invest, however, in individual securities of any duration.

Principal Investment Risks

Investing in the Portfolio involves risk. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

Below investment-grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Below investment-grade bonds and debt securities are those rated BB+ or lower by Standard & Poor’s Ratings Group or Ba1 or lower by Moody’s Investors Service, Inc., or unrated, but of comparable quality.

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

3

Western Asset Management High Yield Bond Portfolio

•	Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. These risks are increased for below investment-grade bonds and debt securities.

•	Poor performance of the types of fixed-income securities in which the Portfolio invests relative to other fixed-income securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

4

Western Asset Management High Yield Bond Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. The performance information set forth below relates to the Portfolio’s predecessor fund, the High Yield Bond Trust (the “High Yield Bond Predecessor Fund”). The Portfolio succeeded to the operations of the High Yield Bond Predecessor Fund on May 1, 2006, and MetLife Advisers became adviser to the Portfolio on such date as part of such succession. Travelers Asset Management International Company LLC (“TAMIC”) was the investment adviser to the High Yield Bond Predecessor Fund.

During the period shown above, the highest quarterly return was 9.64% for the second quarter of 2003, and the lowest quarterly return was –4.27% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	1.31%	10.27%	9.50%
Class B*	1.06%	10.02%	9.25%
Class E**	1.16%	10.12%	9.35%
Credit Suisse First Boston High Yield Index	2.26%	9.83%	7.14%

*	Performance information shown is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

5

Western Asset Management High Yield Bond Portfolio

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees(2)	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses(1)(2)	0.61%	0.86%	0.76%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit total operating expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 1.25% for Class A shares, 1.50% for Class B shares and 1.40% for Class E shares.
(2)	Restated as if the current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$62	$195	$340	$762
Class B	$88	$274	$477	$1,061
Class E	$78	$243	$422	$942

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Western Asset Management High Yield Bond Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

7

Western Asset Management High Yield Bond Portfolio

countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Western Asset may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Western Asset cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

High Yield, High Risk Foreign Securities

The Portfolio may invest in high yield, high risk foreign securities. High yield, high risk foreign securities are typically issued by issuers in emerging market countries, and will therefore be subject to emerging market risks in addition to risks of foreign securities described above. Other risks may include high interest rates and under collateralization.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

8

Western Asset Management High Yield Bond Portfolio

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Zero (or Step) Coupons.    The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Portfolio to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Payment-in-Kind (PIK) Securities.    The Portfolio may invest in payment-in-kind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result,

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

9

Western Asset Management High Yield Bond Portfolio

the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset may delegate to its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. Western Asset Limited, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset Limited were approximately $61

10

Western Asset Management High Yield Bond Portfolio

billion as of December 31, 2005. The address of Western Asset Limited is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Michael C. Buchanan, Timothy J. Settel and Ian R. Edmonds, manages the Portfolio.

Messrs. Leech and Walsh have each served as Portfolio Managers for Western Asset for over 10 years. Prior to joining Western Asset as a Portfolio Manager and Head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and Head of Products at Credit Suisse Asset Management from 2003. Mr. Buchanan served as an Executive Vice President and Portfolio Manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and Head of High Yield Trading at BlackRock Financial Management from 1998 to 2003. Messrs. Edmonds and Settel are currently employed as Portfolio Managers and have been employed as Research Analysts for Western Asset or an affiliate for the past five years.

Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Buchanan, Settel and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio mangers’ ownership of securities in the Portfolio.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.54% for the first $50 million of the Portfolio’s average daily net assets and 0.43% for amounts over $50 million. Prior to May 1, 2006, the High Yield Bond Predecessor Fund paid an advisory fee to TAMIC at the annual rate of 0.50% for the first $50 million of such fund’s average daily net assets, 0.40% for the next $100 million, 0.30% for the next $100 million and 0.25% for amounts over $250 million, as well as an administrative service fee to The Travelers Insurance Company of 0.06% of the High Yield Bond Predecessor Fund’s average daily net assets.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance

11

Western Asset Management High Yield Bond Portfolio

Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

12

Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

13

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

14

activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

15

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

16

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

17

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the Portfolio for the past 5 years. Certain information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights pertain to the Portfolio’s predecessor fund. The information for the year ended December 31, 2005 has been audited by Deloitte & Touche LLP, whose report for the predecessor fund, dated February 17, 2006, along with the financial statements for the predecessor fund, are included in the annual report for such fund, which is available upon request. The information in the following table for periods prior to 2005 is derived from the predecessor fund’s financial statements and was audited by KPMG LLP, whose report for such fund, dated February 18, 2005, expresses an unqualified opinion.

18

Western Asset Management High Yield Bond Portfolio

	Class A
	Year ended December 31,
	2005		2004++		2003++		2002++		2001++
Net Asset Value, Beginning of Period	$9.91		$9.76		$8.11		$9.04		$8.77

Income From Investment Operations
Net investment income	0.67	(a)	0.70	(a)	0.77	(a)	0.78	(a)	0.80	(a)
Net realized and unrealized gain (loss) on investments	(0.54	)(a)	0.16	(a)	1.59	(a)	(0.40	)(a)	0.04	(a)

Total from investment operations	0.13		0.86		2.36		0.38		0.84

Less Distributions
Distributions from net investment income	0.00		(0.70)		(0.71)		(1.31)		(0.57)
Distributions from net realized capital gains	0.00		(0.01)		0.00		0.00		0.00
Distributions in excess of net realized capital gains	0.00		0.00		0.00		0.00		0.00

Total distributions	0.00		(0.71)		(0.71)		(1.31)		(0.57)

Net Asset Value, End of Period	$10.04		$9.91		$9.76		$8.11		$9.04

Total Return (%)	1.32		8.75	(b)	29.15		4.57		9.55
Ratio of operating expenses to average net assets (%)	0.61		0.60		0.65		0.71		0.73
Ratio of operating expenses to average net assets before reimbursement (%)	0.61		0.63		0.65		0.71		0.73
Ratio of net investment income to average net assets (%)	6.79		7.08		8.28		8.81		8.79
Portfolio turnover rate (%)	103		79		80		100		110
Net assets, end of period (in millions)	$117		$107		$96		$61		$50

(a)	Per share amounts based on average shares outstanding during the year.
(b)	The adviser to the Portfolio’s predecessor fund fully reimbursed the predecessor fund for losses incurred resulting from violations of the predecessor fund’s investment restrictions. Without this reimbursement, total return would have been 8.64%
++	Audited by other Independent Registered Public Accounting Firm.

19

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The annual and semi-annual reports for the Western Asset Management High Yield Bond Predecessor Fund contain additional information about such fund. The aforementioned annual report discusses the market conditions and investment strategies that significantly affected the performance of such fund during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

20

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Western Asset Management

Strategic Bond Opportunities Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Western Asset Management Strategic Bond Opportunities Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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Western Asset Management Strategic Bond Opportunities Portfolio

Investment Objective

The investment objective of the Western Asset Management Strategic Bond Opportunities Portfolio (the “Portfolio”) is to maximize total return consistent with preservation of capital. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

Western Asset Management Company (“Western Asset”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in three classes of bonds and other fixed-income securities: (1) U.S. investment grade securities, including obligations of the U.S. Government or its agencies, authorities or instrumentalities (“U.S. Government Securities”), and foreign investment grade corporate debt, (2) U.S. and foreign high yield debt and (3) foreign government securities. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Depending on market conditions, the Portfolio may invest without limit in high yield debt, which involves significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than investments in higher-quality securities. Although Western Asset does not anticipate investing in excess of 75% of the Portfolio’s assets in domestic and emerging market debt securities that are rated below investment grade, the Portfolio may invest a greater percentage in such securities when, in the opinion of Western Asset, the yield available from such securities outweighs their additional risks.

The Portfolio may invest up to 100% of its assets in foreign securities, including Brady Bonds.

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as ‘‘investment grade.”

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

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Western Asset Management Strategic Bond Opportunities Portfolio

The duration of the Portfolio will generally be approximately 3 to 7 years.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

•	Poor performance of the classes of fixed-income securities held by the Portfolio.

•	Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

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Western Asset Management Strategic Bond Opportunities Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2006, the Portfolio changed its subadviser from Salomon Brothers Asset Management Inc (“SBAM”) to Western Asset. Performance information set forth below reflects the management of SBAM, but not of Western Asset.

During the period shown above, the highest quarterly return was 5.45% for the third quarter of 1996, and the lowest quarterly return was –2.44% for the third quarter of 1998. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	2.83%	7.65%	7.38%
Class B*	2.56%	7.40%	7.13%
Class E*	2.67%	7.50%	7.23%
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

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Western Asset Management Strategic Bond Opportunities Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.10%	0.10%	0.10%

Total Annual Portfolio Operating Expenses	0.75%	1.00%	0.90%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$77	$240	$417	$930
Class B	$102	$318	$552	$1,225
Class E	$92	$287	$498	$1,108

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Western Asset Management Strategic Bond Opportunities Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

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Western Asset Management Strategic Bond Opportunities Portfolio

country. Western Asset may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Western Asset cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Brady Bonds.    Brady Bonds are securities created through the exchange of existing commercial bank loans to public or private entities, typically in certain emerging markets, for new obligations in connection with a debt restructuring. Brady Bonds may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on its Brady Bond holdings. Brady Bonds may be collateralized or uncollateralized. U.S. dollar denominated collateralized Brady Bonds are generally collateralized in full as to principal by U.S. treasury zero coupon bonds. In light of the risks associated with Brady Bonds, including, among other factors, the history of default with respect to countries issuing Brady Bonds and the lack of collateral with respect to certain types of Brady Bonds, investments in Brady Bonds may be viewed as speculative.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

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Western Asset Management Strategic Bond Opportunities Portfolio

High Yield Securities

High yield securities or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

High Yield, High Risk Foreign Securities

Western Asset may invest up to 100% of the Portfolio’s total assets in high yield, high risk foreign securities. High yield, high risk foreign securities are typically issued by issuers in emerging market countries, and will therefore be subject to emerging market risks in addition to risks of foreign securities described above. Other risks may include high interest rates and under collateralization.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

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Western Asset Management Strategic Bond Opportunities Portfolio

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset may delegate to its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. Western Asset Limited, a wholly owned subsidiary of Legg Mason, Inc., acts

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Western Asset Management Strategic Bond Opportunities Portfolio

as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset Limited were approximately $61 billion as of December 31, 2005. The address of Western Asset Limited is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt and Mark Lindbloom, manages the Portfolio.

Messrs. Leech, Walsh, Moody and Eichstaedt have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Prior to that, Mr. Lindbloom was a Managing Director of SBAM and a Senior Portfolio Manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies from 1986.

Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Effective November 4, 2005, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.65% for the first $500 million of the Portfolio’s average daily net assets and 0.55% for amounts over $500 million. Prior to November 4, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.65% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement, and the prior Subadvisory Agreement with SBAM, for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

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Western Asset Management Strategic Bond Opportunities Portfolio

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

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activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because the Portfolio holds securities that are traded on foreign exchanges (that trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security,

15

fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

16

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

17

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

18

Western Asset Management Strategic Bond Opportunities Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.04	$12.61	$11.44	$11.20	$11.42

Income From Investment Operations
Net investment income	0.36	0.46	0.51	0.69	0.70
Net realized and unrealized gain (loss) of investments	(0.01)	0.35	0.92	0.35	0.04

Total from investment operations	0.35	0.81	1.43	1.04	0.74

Less Distributions
Distributions from net investment income	(0.41)	(0.38)	(0.26)	(0.80)	(0.96)
Distributions from net realized capital gains	(0.26)	0.00	0.00	0.00	0.00

Total distributions	(0.67)	(0.38)	(0.26)	(0.80)	(0.96)

Net Asset Value, End of Period	$12.72	$13.04	$12.61	$11.44	$11.20

Total Return (%)	2.8	6.6	12.6	9.6	6.6
Ratio of operating expenses to average net assets (%)	0.75	0.77	0.81	0.85	0.84
Ratio of net investment income to average net assets (%)	4.11	3.79	4.66	6.25	6.44
Portfolio turnover rate (%)	507	393	329	239	248
Net assets, end of period (000)	$213,906	$164,213	$153,549	$122,023	$109,448

	Class B
	Year ended December 31,			July 30, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$12.99	$12.58	$11.41	$10.43

Income From Investment Operations
Net investment income	0.40	0.39	0.23	0.14
Net realized and unrealized gain (loss) of investments	(0.08)	0.38	1.19	0.84

Total from investment operations	0.32	0.77	1.42	0.98

Less Distributions
Distributions from net investment income	(0.39)	(0.36)	(0.25)	0.00
Distributions from net realized capital gains	(0.26)	0.00	0.00	0.00

Total distributions	(0.65)	(0.36)	(0.25)	0.00

Net Asset Value, End of Period	$12.66	$12.99	$12.58	$11.41

Total Return (%)	2.6	6.3	12.6	9.4	(b)
Ratio of operating expenses to average net assets (%)	1.00	1.02	1.06	1.10	(c)
Ratio of net investment income to average net assets (%)	3.92	3.66	3.95	5.66	(c)
Portfolio turnover rate (%)	507	393	329	239
Net assets, end of period (000)	$120,590	$36,346	$268	$2

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

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Western Asset Management Strategic Bond Opportunities Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.00	$12.58	$11.42	$11.20	$10.80

Income From Investment Operations
Net investment income	0.50	0.38	0.42	0.73	0.10
Net realized and unrealized gain (loss) of investments	(0.17)	0.41	0.99	0.29	0.30

Total from investment operations	0.33	0.79	1.41	1.02	0.40

Less Distributions
Distributions from net investment income	(0.39)	(0.37)	(0.25)	(0.80)	0.00
Distributions from net realized capital gains	(0.26)	0.00	0.00	0.00	0.00

Total distributions	(0.65)	(0.37)	(0.25)	(0.80)	0.00

Net Asset Value, End of Period	$12.68	$13.00	$12.58	$11.42	$11.20

Total Return (%)	2.7	6.5	12.5	9.4	3.7	(b)
Ratio of operating expenses to average net assets (%)	0.90	0.92	0.96	1.00	0.99	(c)
Ratio of net investment income to average net assets (%)	3.95	3.64	4.34	6.03	5.50	(c)
Portfolio turnover rate (%)	507	393	329	239	248
Net assets, end of period (000)	$151,881	$144,605	$96,026	$26,060	$2,476

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

20

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

21

METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

Western Asset Management

U.S. Government Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. One of these Portfolios, the Western Asset Management U.S. Government Portfolio, is offered through this prospectus, but may not be offered in all classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

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Western Asset Management U.S. Government Portfolio

Investment Objective

The investment objective of the Western Asset Management U.S. Government Portfolio (the “Portfolio”) is to maximize total return consistent with preservation of capital and maintenance of liquidity. This investment objective may change without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Principal Investment Strategies

Western Asset Management Company (“Western Asset”), subadviser to the Portfolio, generally invests at least 80% of the assets of the Portfolio in fixed-income securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities (“U.S. Government Securities”), including repurchase agreements collateralized by U.S. Government Securities, and collateralized mortgage obligations (“CMOs”) that relate to U.S. Government Securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio may also invest up to 20% of its total assets in investment grade fixed-income securities that are not U.S. Government Securities.

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Assets are allocated among various classes of securities, including U.S. Treasury Securities and securities of agencies or instrumentalities of the U.S. Government, mortgage-backed assets and investment grade fixed-income securities. The mortgage-backed assets in which the Portfolio may invest include GNMA and FNMA mortgage-backed securities, as well as privately issued mortgage-backed securities, including CMOs.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The duration of the Portfolio will normally be between 2 and 5 years.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

3

Western Asset Management U.S. Government Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	• A general decline in fixed-income security markets.

•	• Poor performance of the types of fixed-income securities in which the Portfolio invests relative to other fixed-income securities.

•	• Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

4

Western Asset Management U.S. Government Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the returns of the Portfolio. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower. On May 1, 2006, the Portfolio changed its subadviser from Salomon Brothers Asset Management Inc (“SBAM”) to Western Asset. Performance information set forth below reflects the management of SBAM, but not of Western Asset.

During the period shown above, the highest quarterly return was 4.34% for the third quarter of 2001, and the lowest quarterly return was –1.45% for the first quarter of 1996. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	1.72%	4.18%	5.06%
Class B*	1.39%	3.93%	4.81%
Class E*	1.58%	4.03%	4.91%
Lehman Brothers Intermediate U.S. Government Bond Index	1.68%	4.82%	5.50%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

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Western Asset Management U.S. Government Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.61%	0.86%	0.76%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$62	$195	$340	$762
Class B	$88	$274	$477	$1,061
Class E	$78	$243	$422	$942

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Western Asset Management U.S. Government Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Collateralized Mortgage Obligations (CMOs).    One type of security in which the Portfolio can invest is a CMO. CMOs are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government Securities.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

7

Western Asset Management U.S. Government Portfolio

or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Temporary Defensive Positions

The Portfolio intends normally to remain fully invested as described. However, for temporary defensive purposes in response to market conditions, the Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which the Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that the Portfolio will employ a defensive strategy or as to how long the Portfolio may do so. Although a defensive strategy may help insulate the Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent the Portfolio from achieving its investment objective.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements

A Portfolio policy that sets a percentage of assets to be allocated to a certain type of investment applies at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of such policy.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

8

Western Asset Management U.S. Government Portfolio

securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed in this prospectus. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Portfolio Management

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Mark Lindbloom, Frederick Marki and Ronald D. Mass, manages the Portfolio.

Messrs. Leech, Walsh and Mass have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006, prior to which he was a managing director of SBAM and a Senior Portfolio Manager responsible for managing SBAM’s Mortgage/Corporate Group, and was associated with Citigroup Inc. or its predecessor companies from 1986. Mr. Marki was a director of SBAM and a Senior Portfolio Manager responsible for managing Treasury/Agency portfolios, and was associated with Citigroup Inc. or its predecessor companies from 1991.

Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Lindbloom, Marki and Mass are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

9

Western Asset Management U.S. Government Portfolio

Effective November 4, 2005, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.55% for the first $500 million of the Portfolio’s average daily net assets and 0.45% for amounts over $500 million. Prior to November 4, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.55% of the Portfolio’s average daily net assets. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.54% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement, and the prior Subadvisory Agreement with SBAM, for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with the subadviser to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays the subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing the subadviser, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

The Portfolio’s name and investment objective may be similar to a publicly available mutual fund managed by the same subadviser. The Portfolio is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolio, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

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Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing

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activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

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Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Each of the Portfolios is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some

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distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of the Portfolio for the past 5 years (or the life of the class, for those classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to this Portfolio of the Fund dated February 17, 2006, along with the Portfolio’s financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request.

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Western Asset Management U.S. Government Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.43	$12.34	$12.34	$11.97	$11.94

Income from Investment Operations
Net investment income	0.19	0.20	0.18	0.38	0.37
Net realized and unrealized gain of investments	0.01	0.18	0.02	0.54	0.41

Total from investment operations	0.20	0.38	0.20	0.92	0.78

Less Distributions
Distributions from net investment income	(0.17)	(0.16)	(0.08)	(0.38)	(0.75)
Distributions from net realized capital gains	(0.24)	(0.13)	(0.12)	(0.17)	0.00

Total distributions	(0.41)	(0.29)	(0.20)	(0.55)	(0.75)

Net Asset Value, End of Period	$12.22	$12.43	$12.34	$12.34	$11.97

Total Return (%)	1.7	3.0	1.7	7.9	6.7
Ratio of operating expenses to average net assets (%)	0.61	0.64	0.65	0.70	0.70
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.61	0.64	0.65	0.70	0.73
Ratio of net investment income to average net assets (%)	3.00	1.56	1.22	2.20	4.49
Portfolio turnover rate (%)	964	977	882	672	362
Net assets, end of period (000)	$471,703	$148,047	$154,010	$180,989	$102,066

	Class B
	Year ended December 31,			July 30, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$12.38	$12.31	$12.31	$11.88

Income from Investment Operations
Net investment income	0.25	0.16	0.06	0.04
Net realized and unrealized gain (loss) of investments	(0.08)	0.17	0.14	0.39

Total from investment operations	0.17	0.33	0.20	0.43

Less Distributions
Distributions from net investment income	(0.15)	(0.13)	(0.08)	0.00
Distributions from net realized capital gains	(0.24)	(0.13)	(0.12)	0.00

Total distributions	(0.39)	(0.26)	(0.20)	0.00

Net Asset Value, End of Period	$12.16	$12.38	$12.31	$12.31

Total Return (%)	1.4	2.7	1.6	3.6	(b)
Ratio of operating expenses to average net assets (%)	0.86	0.89	0.90	0.95	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.86	0.89	0.90	0.95	(c)
Ratio of net investment income to average net assets (%)	2.76	1.81	0.79	1.34	(c)
Portfolio turnover rate (%)	964	977	882	672
Net assets, end of period (000)	$117,258	$35,073	$347	$2

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

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Western Asset Management U.S. Government Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.38	$12.31	$12.32	$11.96	$11.45

Income from Investment Operations
Net investment income	0.34	0.17	0.12	0.31	0.07
Net realized and unrealized gain (loss) of investments	(0.15)	0.17	0.07	0.42	0.44

Total from investment operations	0.19	0.34	0.19	0.73	0.51

Less Distributions
Distributions from net investment income	(0.15)	(0.14)	(0.08)	(0.20)	0.00
Distributions from net realized capital gains	(0.24)	(0.13)	(0.12)	(0.17)	0.00

Total distributions	(0.39)	(0.27)	(0.20)	(0.37)	0.00

Net Asset Value, End of Period	$12.18	$12.38	$12.31	$12.32	$11.96

Total Return (%)	1.6	2.8	1.5	7.7	4.5	(b)
Ratio of operating expenses to average net assets (%)	0.76	0.79	0.80	0.85	0.85	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.76	0.79	0.80	0.85	0.88	(c)
Ratio of net investment income to average net assets (%)	2.74	1.42	1.03	2.05	3.39	(c)
Portfolio turnover rate (%)	964	977	882	672	362
Net assets, end of period (000)	$117,409	$123,455	$114,450	$67,262	$6,289

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

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METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio in this prospectus. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of the Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.

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